As filed with the Securities and Exchange Commission on May 7, 2003

Registration No. 33-90888

811-9010

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ☐

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 19    ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 21    ☒

TRANSAMERICA INVESTORS, INC.

(Exact Name of Registrant)

1150 South Olive, Los Angeles, CA 90015

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:

(213) 742-2111

Name and Address of Agent for Service:

Reid A. Evers, Esquire

Vice President and Associate General Counsel

Transamerica Occidental Life Insurance Company

1150 South Olive

Los Angeles, CA 90015

Approximate date of proposed sale to the public:

As soon as practicable after effectiveness of the Registration Statement.

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24F-2 under the Investment Company Act of 1940. The Form 24F-2 for the year ended December 31, 2002 was filed on March 28, 2003.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on May 8, 2003 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on              pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on              pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment. previously filed Post-Effective Amendment.

PROSPECTUS

MAY 1, 2003

TRANSAMERICA PREMIER FUNDS

Transamerica Premier Funds Prospectus – Investor Shares

TRANSAMERICA PREMIER FUNDS – INVESTOR SHARES

Prospectus: May 1, 2003

Equity Funds

Transamerica Premier Focus Fund

(formerly Premier Aggressive Growth Fund)

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Combined Equity & Fixed Income Fund

Transamerica Premier Balanced Fund

Fixed Income Funds

Transamerica Premier Bond Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured	May lose value

No bank guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Premier Funds Prospectus – Investor Shares

The Funds at a Glance	Transamerica Premier Funds Prospectus – Investor Shares

THE FUNDS AT A GLANCE

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC.

The performance shown for each Fund assumes reinvestment of dividends. We compare each Fund’s performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

Transamerica Premier Focus Fund

(formerly Premier Aggressive Growth Fund)

The Fund seeks to maximize long-term growth.

We invest primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  43.17% for quarter ending 12/31/98

Worst calendar quarter:  –27.55% for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 year	Since Inception (6/30/97)***

Premier Aggressive Growth Fund

Return Before Taxes	–28.18%	4.78%	8.14%

Return After Taxes on Distributions**	–28.18%	3.16%	6.62%

Return After Taxes on Distributions and sale of fund shares**	–17.30%	5.22%	8.00%

S&P 500 Index†	–22.10%	–0.58%	1.30%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was July 1, 1997.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  29.80% for quarter ending 12/31/99

Worst calendar quarter:  –18.69% for quarter ending 9/30/01

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (10/2/95)

Premier Equity Fund

Return Before Taxes	–24.43%	–0.87%	8.36%

Return After Taxes on Distributions**	–24.43%	–2.00%	7.47%

Return After Taxes on Distributions and sale of fund shares**	–15.00%	–0.06%	7.50%

S&P 500 Index†	–22.10%	–0.58%	7.48%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500 Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  21.11% for quarter ending 12/31/98

Worst calendar quarter:  –17.31% for quarter ending 9/30/02

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (10/2/95)

Premier Index Fund

Return Before Taxes	–22.22%	–0.73%	7.26%

Return After Taxes on Distributions**	–22.66%	–1.87%	5.82%

Return After Taxes on Distributions and sale of fund shares**	–13.65%	–0.86%	5.48%

S&P 500 Index†	–22.10%	–0.58%	7.48%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  53.56% for quarter ending 12/31/99

Worst calendar quarter:  –36.17% for quarter ending 3/31/01

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (6/30/97)***

Premier Growth Opportunities Fund

Return Before Taxes	–18.50%	10.45%	13.96%

Return After Taxes on Distributions**	–18.50%	8.29%	11.93%

Return After Taxes on Distributions and sale of fund shares**	–11.36%	9.61%	12.65%

Russell 2500 Growth Index†	–29.09%	–3.19%	–1.65%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was 7/1/97.

†	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

We use an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. We typically concentrate the Fund’s holdings in fewer than 60 well researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on stock market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  26.87% for quarter ending 12/31/98

Worst calendar quarter:  –18.46% for quarter ending 9/30/01

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	3 year	Since Inception (3/31/98)***

Premier Core Equity Fund

Return Before Taxes	–20.09%	–6.66%	–1.58%

Return After Taxes on Distributions**	–20.09%	–6.96%	–1.80%

Return After Taxes on Distributions and sale of fund shares**	–12.34%	–5.22%	–1.25%

S&P 500 Index†	–22.10%	–0.58%	–3.31%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Commencement of operations was April 1, 1998.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in core equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  21.75% for quarter ending 6/30/97

Worst calendar quarter:  –9.94% for quarter ending 9/30/01

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (10/2/95)

Premier Balanced Fund

Return Before Taxes	–9.24%	7.01%	11.77%

Return After Taxes on Distributions**	–10.00%	5.54%	10.55%

Return After Taxes on Distributions and sale of fund shares**	–5.67%	5.47%	9.64%

S&P 500 Index†	–22.10%	–0.58%	7.48%

Lehman Brothers Government/Credit Bond Index††	11.03%	7.62%	7.64%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks.

††	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds that are investment grade with at least one year maturity.

These Indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  7.80% for quarter ending 12/31/02

Worst calendar quarter:  –5.32% for quarter ending 6/30/02

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (10/2/95)

Premier Bond Fund

Return Before Taxes	–3.88%	4.44%	5.25%

Return After Taxes on Distributions**	–6.01%	1.79%	2.64%

Return After Taxes on Distributions and sale of fund shares**	–2.40%	2.27%	2.92%

Lehman Brothers Government/Credit Bond Index††	11.03%	7.62%	7.64%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

††	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds that are investment grade with at least one year maturity. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier High Yield Bond Fund

The Fund seeks to achieve a high total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

It generally invests at least 80% of its assets in a diversified selection of lower-rated bonds, commonly known as “junk bonds.” These are bonds rated below Baa by Moody’s or below BBB by Standard & Poor’s (see Summary of Bond Ratings). We seek bonds that are likely to be upgraded, return high current income, rise in value, and are unlikely to default on payments.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. However, since this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds. You should carefully assess the risks associated with an investment in this Fund.

The Fund is intended for long term investors who wish to invest in the bond market and are willing to assume substantial risk in return for potentially higher income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  8.63% for quarter ending 3/31/91

Worst calendar quarter:  –5.54 for quarter ending 12/31/00

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	10 years

Premier High Yield Bond Fund

Return Before Taxes***	–2.60%	2.14%	7.33%

Return After Taxes on Distributions**	–6.10%	N/A	N/A

Return After Taxes on Distributions and sale of fund shares**	–1.62%	N/A	N/A

Merrill Lynch U.S. High Yield Cash Pay Index†	–1.14%	1.24%	6.35%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

***	Effective 7/1/98, the Transamerica High Yield Bond Fund (separate account) exchanged all of its assets for shares in the Transamerica Premier High Yield Bond (Fund). The inception date of the Fund is considered to be 9/1/90, the separate account inception date. The performance prior to 6/30/98 is the separate account’s performance recalculated to reflect the actual fees and expenses of the Fund.

†	The Merrill Lynch U.S. High Yield Cash Pay Index (formerly the Merrill Lynch High Yield Master Index) provides a broad-based measure of the performance of the non-investment grade U.S. bond market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

Total Returns by Calendar Year

Best calendar quarter:  1.63% for quarter ending 12/31/00

Worst calendar quarter:  0.35% for quarter ending 12/31/02

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 years	Since Inception (10/2/95)

Premier Cash Reserve Fund

Return Before Taxes**	1.62%	4.50%	4.79%

Return After Taxes on Distributions**	0.99%	2.71%	2.88%

Return After Taxes on Distributions and sale of fund shares***	0.99%	2.71%	2.88%

iMoneyNet Fund Report†	1.11%	3.99%	4.29%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	The seven-day current and effective yields were 1.21% and 1.22% for the Investor Class, respectively, as of December 31, 2002. You can get the seven-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

†	The iMoneyNet Fund Report First Tier represents all taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Transamerica Premier Funds Prospectus – Investor Shares	Fees and Expenses

FEES AND EXPENSES

There is no sales charge (load) or other transaction fees for the Funds that you pay directly. However, investors do pay fees and expenses incurred by each Fund.

Annual Fund Operating Expenses (as a percent of average net assets)

Transamerica Premier Fund	Management Fee		Distribution (12b-1) Fee	Other Expenses	Total Operating Expenses

Focus (formerly Aggressive Growth)	0.85%		0.25%	0.46%	1.56%
Equity	0.85%		0.25%	0.32%	1.42%
Index	0.045%	[1]	0.10%	0.895%	1.04%	[2]
Growth Opportunities	0.85%		0.25%	0.32%	1.42%
Core Equity	0.75%		0.25%	1.02%	2.02%
Balanced	0.75%		0.25%	0.25%	1.25%
Bond	0.60%		0.25%	0.51%	1.36%
High Yield Bond	0.55%		0.25%	1.85%	2.65%
Cash Reserve	0.35%		0.10%	0.15%	0.60%

Example

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses with waivers and reimbursements. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investment Period
Premier Fund	1 Year	3 Years	5 Years	10 Years

Focus (formerly Aggressive Growth)	$143	$443	$766	$1,680
Equity	$145	$449	$776	$1,702
Index[3]	$26	$80	$141	$318
Growth Opportunities	$143	$443	$766	$1,680
Core Equity	$122	$381	$660	$1,455
Balanced	$127	$397	$686	$1,511
Bond	$132	$412	$713	$1,568
High Yield Bond	$92	$287	$498	$1,108
Cash Reserve	$26	$80	$141	$318

The Fund’s total operating expenses above include the maximum adviser fees, maximum 12b-1 fees and other expenses that the Fund paid during 2002. However, during 2002, fee waivers and/or expense reimbursements were in place for some of the Funds. With these fee waivers and reimbursements the actual total operating expenses incurred for 2002 were Focus = 1.40%; Growth Opportunities = 1.40%; Index* = 0.25%; Core Equity = 1.20%; Bond = 1.30%; High Yield Bond = 0.90%; and Cash Reserve = 0.25%. The Adviser has agreed to continue to waive part of its Adviser Fee, the Distributor has agreed to continue to waive the distribution fee for Cash Reserve Fund only, and the Adviser has agreed to reimburse any other operating expenses to ensure that annualized expenses for the Funds (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed these caps. These measures will increase the Funds’ returns. The Adviser may, from time to time, assume additional expenses. The fee waivers and expense assumptions may be terminated at any time without notice.

[1]	This fee represents the total fees paid by the Master Fund of the Master Trust.

[2]	This fee represents the total expenses of both the Fund and the Master Fund.

[3]	The example includes the total expenses of both the Fund and the Master Fund.

*	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

The Funds in Detail	Transamerica Premier Funds Prospectus – Investor Shares

THE FUNDS IN DETAIL

The following expands on the strategies, policies and risks described in The Funds at a Glance.

PREMIER FOCUS FUND (formerly Premier Aggressive Growth Fund)

Ticker Symbol, Investor Shares: TPAGX

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

We seek out dominant business franchises, where the long-term value-creating potential has not fully been recognized by the market.

Policies

We generally invest the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria .

Risks

Since the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER EQUITY FUND

Ticker Symbol, Investor Shares: TEQUX

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We focus on identifying fundamental change in it’s early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it’s own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

We generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER INDEX FUND

Ticker Symbol, Investor Shares: TPIIX

Goal

Our goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500 Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500 Index. The Fund may sell stocks that are represented in the S&P 500 Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER GROWTH OPPORTUNITIES

Ticker Symbol, Investor Shares: TPSCX

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small to medium capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by small to medium U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with exceptional management and bright prospects for their products and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small to medium sized companies. Small to medium sized companies are those whose market capitalization are no more than $5 billion at the time of purchase.

We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small to medium sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small and medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CORE EQUITY

Ticker Symbol, Investor Shares: TPVIX

Goal

Our goal is to maximize capital appreciation.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on its own merits as a viable investment.

We use an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, we use multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the Fund’s holdings in fewer than 60 well-researched companies.

Policies

We generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BALANCED FUND

Ticker Symbol, Investor Shares: TBAIX

Goal

Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments – We use an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting free cash flows and determining earnings potential, we use multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

Fixed Income Investments – The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER BOND FUND

Ticker Symbol, Investor Shares: TPBIX

Goal

Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve our goal, the Investment Adviser’s bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P). Moody’s and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund’s assets in lower-rated securities. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER HIGH YIELD BOND FUND

Ticker Symbol, Investor Shares: THYBX

Goal

Our goal is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments and convertible securities, with an emphasis on lower quality securities.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve our goal, the Investment Adviser’s fixed income management team:

•	Seeks to achieve price appreciation and minimize price volatility by identifying bonds that are likely to be upgraded by qualified rating organizations

•	Employs research and credit analysis to minimize purchasing bonds that may default by determining the likelihood of timely payment of interest and principal

•	Invests Fund assets in other securities consistent with the objective of high current income and capital appreciation

Policies

We generally invest at least 80% of this Fund’s assets in a diversified portfolio of high yield, below investment grade debt securities commonly referred to as “junk bonds.” Up to 15% of Fund assets may be invested in bonds rated below Caa by Moody’s or CCC by Standard & Poor’s. Investments may include bonds in the lowest rating category of each rating agency, or unrated bonds that we determine are of comparable quality. Such bonds may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.

The Investment Adviser performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Because of the greater number of considerations involved in investing in lower-rated bonds, the achievement of the Fund’s objectives depends more on the analytical abilities of the portfolio management team than would be the case if the Fund were investing primarily in bonds in the higher rating categories.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

The value of the Fund’s investments will fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation.

Although lower or non-rated bonds are capable of generating higher yields, investors should be aware that they are also subject to greater price volatility and higher rates of default than investment grade bonds (those rated above Baa by Moody’s or BBB by Standard & Poor’s). Price volatility and higher rates of default are both capable of diminishing the performance of the Fund and the value of your shares.

Additionally, although the Investment Adviser’s bond management team employs comprehensive research and analysis in selecting securities for this portfolio, it cannot guarantee their performance. Likewise, while the bond management team uses time-tested defensive strategies to protect the value of shares during adverse market conditions, it cannot guarantee that such efforts will prevail in the face of changing market conditions.

This Fund Is Intended For

Investors who are willing to take substantial risks in pursuit of potentially higher rewards. The risks associated with investments in speculative securities make this Fund suitable only for long-term investment.

Transamerica Premier Funds Prospectus – Investor Shares

PREMIER CASH RESERVE FUND

Ticker Symbol, Investor Shares: TPCXX

Goal

Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks

•	Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

Transamerica Premier Funds Prospectus – Investor Shares

INVESTMENT ADVISER

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $12 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the funds are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. Other managers take responsibility in the absence of the team leaders. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2002, SSgA managed approximately $61 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $763 billion in assets. SSgA’s principal address is Two International Place, Boston, Massachusetts 02110.

Sub-Adviser

Prior to May 1, 2003, Transamerica Investment Services, Inc. (“TIS”) served as sub-adviser to the Funds, providing certain investment research and other services under an agreement with the Fund and the Adviser. Effective April 30, 2003, TIS resigned its position as sub-adviser.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion

Focus (formerly Aggressive Growth)	0.85%	0.82%	0.80%
Equity	0.85%	0.82%	0.80%
Index*	0.30%	0.30%	0.30%
Growth Opportunities	0.85%	0.82%	0.80%
Core Equity	0.75%	0.72%	0.70%
Balanced	0.75%	0.72%	0.70%
Bond	0.60%	0.57%	0.55%
High Yield Bond	0.55%	0.52%	0.50%
Cash Reserve	0.35%	0.35%	0.35%

In 2002, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.00% and 0.13%, respectively, of the Fund’s average daily net assets. Such waivers will increase a Fund’s return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund.

Transamerica Premier Funds Prospectus – Investor Shares

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers
Transamerica Premier Focus Fund (formerly Premier Aggressive Growth Fund)
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Edward S. Han	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Andrew T. Kim	(Portfolio Manager)

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and the Transamerica Premier High Yield Bond Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Transamerica Premier Funds Prospectus – Investor Shares

Andrew T. Kim, CFA

Fixed Income Research Analyst

Andrew Kim is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He joined Transamerica in 2001 and has five years of investment experience. Mr. Kim received a B.A. in finance from the University of Southern California and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez manages sub-advised funds and institutional accounts in the fixed income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Equities Analyst for Transamerica Investment Services from 1997-2000. He holds an M.B.A. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

Advisers Performance on Similar Funds

The Funds’ Adviser (and previously its predecessor Transamerica Investment Services, Inc.) also manages separate accounts for pension clients of Transamerica Corporations’ affiliated companies for over ten years.

The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, High Yield Bond, Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned. In addition, the Transamerica High Yield Bond separate account transferred all its assets (i.e., the intact portfolio of securities) to the Transamerica Premier High Yield Bond Fund in exchange for its shares on the day that Premier Fund began selling shares.

The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher. The High Yield Bond separate account performance shown below was recalculated to reflect the fees and expenses currently being charged by the Fund.

Additionally, the performance of the Premier Funds may differ from the separate accounts’ performance for reasons such as timing of purchases and sales, availability of cash for new investments,

Transamerica Premier Funds Prospectus – Investor Shares

brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

The separate account performance figures are not the Funds’ own performance and should not be considered a substitute for the Funds’ own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts

Transamerica Equity Fund

Transamerica Equity Index Fund

Transamerica Balanced Fund

Transamerica High Yield Bond Fund

Transamerica Bond Fund

Transamerica Cash Management Fund

Premier Funds

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Balanced Fund

Transamerica Premier High Yield Bond Fund

Transamerica Premier Bond Fund

Transamerica Premier Cash Reserve Fund

The following table illustrates the separate accounts’ performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2002.

	1 Year	5 Years	10 Years

Equity Fund	–23.35%	2.42%	15.14%
Premier Equity Fund	–24.43%	–0.87%	—
S&P 500 Index[3]	–22.10%	–0.58%	9.35%

Equity Index Fund	–21.77%	–0.36%	9.58%
Premier Index Fund	–22.22%	–0.73%	—
S&P 500 Index[3]	–22.10%	–0.58%	9.35%

Balanced Fund	–6.14%	8.18%	—
Premier Balanced Fund	–9.24%	7.01%	—
S&P 500 Index[3]	–22.10%	–0.58%	—

Lehman Brothers Govt./Credit Index[5]	11.03%	7.62%	7.61%
High Yield Bond Fund	2.79%	2.36%	7.34%
Premier High Yield Bond Fund	–2.60%	2.14%	7.33%

Merrill Lynch U.S. High Yield Cash Pay Index[4]	–1.14%	1.24%	6.35%
Bond Fund	–5.27%	4.23%	6.96%
Premier Bond Fund	–3.88%	4.44%	—

Lehman Brothers Govt./Credit Index[5]	11.03%	7.62%	7.61%

[1]	Average Annual Total Return calculated as shown in the Statement of Additional Information.

[2]	The performance of the Premier Funds reflects that of the Investor Shares, which are subject to Rule 12b-1 fees.

[3]	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks.

[4]	The Merrill Lynch U.S. High Yield Cash Pay Index (formerly the Merrill Lynch All High Yield Index) consists of high yield bonds.

[5]	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10-years or longer that are rated investment grade or higher by Moody’s Investor Services, Inc. or Standard and Poor’s Corporation.

These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Transamerica Premier Funds Prospectus – Investor Shares

SHAREHOLDER SERVICES

We’ve made opening an account, investing in shares and account management as easy and efficient as possible. For your convenience, we also provide a complete range of services to meet your investment and financial transaction needs.

To Open Your Account, All You Need To Do Is:

•	Complete the application;

•	Enclose a check or money order for the amount you want to invest; and

•	Mail these two items to:

Transamerica Premier Funds
P.O. Box 55232
Boston, MA 02205-8530.

You can also make your initial investment by wiring funds from your bank to our custodian, State Street Bank. For instructions on this option, please refer to the section entitled “By Wire” in BUYING SHARES.

BUYING SHARES

By Mail

For additional investments in the Funds of your choice.

•	Fill out an investment coupon from a previous confirmation statement; or

•	Indicate on your check or a separate piece of paper your name, address and account number; and

•	Mail it to:

Transamerica Premier Funds
P.O. Box 55232
Boston, MA 02205-8530.

•	All investments made by check should be in U.S. dollars and made payable to Transamerica Premier Funds.

•	In the case of a retirement account, the check should be made payable to the custodian, State Street Bank and Trust Company.

•	We will not accept third party checks or checks without your preprinted name and address.

•	We will not accept checks drawn on credit card accounts.

•	When you make investments by check or automatic investment plan, you must wait 15 business days before you can redeem that investment.

By Automatic Investment Plan

For regular monthly investments from your bank account or other source to the Fund(s) of your choice:

•	Select this service when you fill out your application;

•	Choose any day of the month to invest; and

•	Choose any amount you want to invest in each Fund ($50 minimum per Fund per month).

•	You can change the date or amount of your monthly investment, or cancel your Automatic Investment Plan, at any time by letter or telephone (with previous authorization from you). Give us at least 20 business days before the change is to become effective.

By Telephone

To make periodic electronic transfers from your designated bank account.

•	Select this service when you fill out your application.

•	When you want to buy shares, call 1-800-89-ASK-US (1-800-892-7587):

•	Option 2 for PremierQuote automated system, or

•	Option 3 for a service representative.

•	We accept all telephone instructions we reasonably believe to be accurate and genuine.

•	We will take reasonable precautions to make sure that such instructions are genuine.

•	Positively identifying customers, tape recording telephone instructions, and providing written confirmations are precautions we may take to provide a reasonable level of assurance that telephonic purchases are genuine.

By Wire

To make your initial or additional investments in the Funds by wiring money from your bank.

•	Send us your application form (if this is for your initial investment).

•	Instruct your bank to wire money to:

State Street Bank
ABA number 011000028
DDA number 9905-134-4.

•	Specify on the wire:

a.	Transamerica Premier Funds;

b.	Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

Transamerica Premier Funds Prospectus – Investor Shares

c.	Your account number; and

d.	Your name and address.

•	Wired funds are considered received by us when we receive the wire and all of the required information stated on the previous page.

•	If we receive your telephone call and wire before the New York Stock Exchange closes, usually 4:00 P.M. eastern time, the money is credited that same day if you have supplied us with all other needed information.

Online

•	You may buy shares online at www.transamericafunds.com.

GENERAL INFORMATION ABOUT BUYING SHARES

•	Your investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares; these investments will be returned.

•	The price you pay for your shares will be the next determined net asset value after your purchase order and all required information is received.

•	We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

•	If you have a securities dealer, bank, or other financial institution handle your transactions with us you may be charged a fee by them.

Minimum Investment

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment

Regular Accounts	$1,000	$100/$50*
Pension Plans or IRAs	$250	None
Uniform Gift to Minors (UGMA) or Transfer to Minors (UTMA)	$250	$100/$50*
Automatic Investment Plans	$50	$50

*	Minimum subsequent investment is $50 per month for the Automatic Investment Plan.

SELLING SHARES

Selling shares is also referred to as “redeeming” shares. You can redeem your shares at any time. You’ll receive the net asset value of your redemption after we receive your request, assuming all requirements have been met. For additional information on redemptions, see “Selling Shares: In Detail” in this section of the prospectus.

By Mail

Your written instructions to us to sell shares can be in either of these forms:

•	By letter; or

•	By assignment form or other authorization granting legal power to other individuals to sell your Fund shares.

•	Once you’ve mailed your redemption request to us, it is irrevocable and cannot be modified or cancelled.

•	If the amount redeemed is over $50,000, all registered owners must sign a written request and all signatures must be guaranteed. Signature guarantees can usually be provided by securities brokers or dealers, securities exchanges, banks, savings and loan companies and credit unions. Please note that notary publics do not provide this service.

By Telephone

If you’ve authorized telephone redemption privileges with us in writing, you can sell your shares over the telephone.

•	Select this privilege when you fill out your application.

•	Call 1-800-89-ASK-US (1-800-892-7587):

•	Option 3 to talk to a service representative; or

•	Or option 2 to redeem via PremierQuote.

•	We accept all telephone instructions we reasonably believe to be accurate and genuine.

•	We will take reasonable precautions to make sure that such instructions are genuine.

•	This includes positively identifying all of our customers, tape recording telephone instructions and providing written confirmations of telephonic redemptions.

•	If reasonable procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions.

By Check

This option is only available for shareholders of the Transamerica Premier Cash Reserve Fund.

•	To be eligible for this privilege, you must complete the Checkwriting Signature/Authorization Card when you fill out your application.

•	The signature(s) you provided must appear on the check for it to be honored.

•	If you close your account by check, we will send you any accrued dividends by check.

•	You can write an unlimited number of checks, as long as:

•	each check is for $250 or more; and

Transamerica Premier Funds Prospectus – Investor Shares

•	the account balance remains above the required minimum of $500.

•	This option is not available for pension or retirement accounts of any kind, including IRAs, or any other account controlled by a fiduciary.

By Automatic Withdrawal Plan

This option allows you to automatically sell enough shares each month to receive a check or automatic deposit to your bank account.

•	To set up an Automatic Withdrawal Plan, call us at 1-800-89-ASK-US (1-800-892-7587).

•	We will ask you when, how much and from which Fund(s) you want to be paid each month.

•	$50 minimum per month per Fund.

•	You can cancel the plan or change the amount of payments by writing to us. Cancellation or changes will become effective within 15 days after we receive your instructions. We can cancel this option at any time. If we do so, we will notify you.

•	When you make your initial investment, you may request that payments be sent to an address other than the address of record. At any later time, however, requests for payments to be sent to an address other than the address of record must be signed by all registered owners of the account, and their signatures must be guaranteed.

•	If the amount of the monthly payments you receive exceeds the dividends, interest and capital appreciation of your shares, your investment will be depleted.

GENERAL INFORMATION ABOUT SELLING SHARES

Redemption Timetables & Practices

How long it takes  Your redemption check is usually mailed to you on the second business day after we receive your request. It will not be sent later than seven days, provided we have all the information we need. If we need information, we will contact you.

Postponements  We may postpone redemptions if:

a)	The New York Stock Exchange (NYSE) closes during its usual business hours;

b)	If the NYSE restricts trading;

c)	The U.S. Securities & Exchange Commission (the Commission) declares an emergency; or

d)	The Commission permits a delay to protect investors.

Purchase checks must clear prior to redeeming shares  If you redeem shares shortly after buying them, we may hold the proceeds from your redemption for more than seven days, but only until the purchase check clears. This may take up to 15 days. If you anticipate redemptions soon after buying shares, please wire your purchase payment to avoid this delay.

Redemption Transaction Policies

When Pricing Occurs  All redemptions are made and the price of your shares is determined on the day we receive all of the necessary documentation.

Dollar Amounts Only  We cannot accept redemptions for a certain date or price per share. We can only accept redemptions for the dollar amount that you state.

Large Redemptions  For redemptions greater than $250,000, the Company reserves the right to give you marketable securities instead of cash.

Redemption Safeguards

Change of Address  If you request a redemption check within 30 days of your address change, you must send us your request in writing with a signature guarantee. Keep your address current by writing or calling us with your new address as soon a possible.

Proceeds to Registered Owner  Except when transferring redemption proceeds to a new custodian of a tax qualified plan, we will make all payments to the registered owner of the shares, unless you instruct us to do otherwise in writing.

All Checks Go To Address of Record  We will mail all checks to the address on the account, unless you instruct us in writing to do otherwise.

Authorized Signatures  When redemption requests are made on behalf of a corporation, partnership, trust, fiduciary, agent or unincorporated association, the individual signing the request must be authorized.

Spousal Consent & Retirement Plan Redemptions  If a redemption request is made for an account that is part of a qualified pension plan, spousal consent may be required.

IRS Redemption Reporting Requirements  The IRS requires that requests to redeem shares in an IRA or 403(b) plan be accompanied by an IRS Form W4-P (pension income tax withholding form, which we provide) and a reason for withdrawal.

Market Timing/Excessive Trading  Some investors try to profit from a strategy called market timing — switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all shareholders, including the long-term investors who do

Transamerica Premier Funds Prospectus – Investor Shares

not generate the costs. This is why all Funds have adopted special policies to discourage short-term trading. Specifically, each Fund reserves the right to reject any exchange request that it regards as disruptive to efficient fund management. An exchange request could be rejected because of the timing of the investment or because of a history of excessive trading by the shareholder.

See the Exchanging Shares Between Funds section of this prospectus for further details on exchange policies.

The Funds do not permit market timing. Do not invest with us if you are a market timer.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds do not permit excessive trading/market timing. Excessive purchases, redemptions or exchanges of fund shares disrupt portfolio management and drive fund expenses higher. Each Fund may limit or terminate your exchange privileges or may not accept future investments from you if you engage in excessive trading. In determining excessive trading, we consider frequent purchases and redemptions having similar effects as exchanges to be excessive trading. Four or more exchanges in a quarter (3 months) is considered excessive trading, although each Fund reserves the right to impose restrictions if there are less frequent transactions.

EXCHANGING SHARES BETWEEN FUNDS

Exchanging shares that you own in one Fund for shares in another enables you to redirect your investment dollars. Each Fund has a different portfolio of investments designed to fulfill a specific financial goal. Assess your changing needs for growth, income and capital preservation. As your investment needs change, you may find it beneficial to exchange shares to the Funds whose purposes most closely match your current personal goals.

Exchanges are designed to help you more closely align your investments with your personal investment objectives and risk tolerance levels.

Exchanges are not designed for market-timing purposes and can be rejected.  Exchanges may be suspended for the remainder of the calendar year if you make more than four exchanges in a quarter (3 months) involving the same Fund without the Automatic Exchange Plan.

You Can Exchange Shares By Mail, By Telephone or By Automatic Exchange Plan

•	To exchange shares by mail or telephone, use the same procedures you would in buying shares. Exchanges are available to any resident of any state in which Fund shares are legally sold. Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	Exchanges are accepted only if the ownership registrations of both accounts are identical.

•	You may exchange shares once or twice per month with the Automatic Exchange Plan (minimum $50). You need to request this service in writing, and your request must be signed by all registered owners of the account. Call 1-800-89-ASK-US for more information.

•	The exchange option can be modified or terminated at any time.

•	Exchanges are treated as a sale of shares from one Fund and the purchase of shares in another Fund, and therefore could be taxable events.

•	Exchanges into or out of the Funds are made at the next determined net asset value per share after we receive all necessary information.

INVESTOR REQUIREMENTS & SERVICES

Taxpayer Identification Numbers

•	You must provide your taxpayer identification number.

•	You must state whether you are subject to backup withholding for prior under-reporting.

•	Without your taxpayer identification number, redemptions, exchanges, dividends and capital gains distributions will be subject to federal withholding tax.

Changes of Address

By Telephone  Please call 1-800-89-ASK-US to change the address on your account.

By Written Request  Send us a written notification signed by all registered owners of your account. Include:

a.	The name of your Fund(s);

b.	The account number(s);

c.	The names on the account(s); and

d.	Both old and new addresses.

Redemption Safeguard  Within the first 30 days of an address change, telephone redemptions are permissible only if the redemption proceeds are wired or electronically transferred.

E-mail premierfunds@transamerica.com

As e-mail is not secure and because we are unable to take reasonable precautions to verify your shareholder and transaction information, we can not respond to account specific requests received via e-mail. For your protection, we ask that all transaction requests be submitted only via phone or mail, or through the secure “Your Account” link on our website.

•	Toll free number: 1-800-89-ASK-US/1-800-892-7587

Transamerica Premier Funds Prospectus – Investor Shares

•	Address: Transamerica Premier Funds
PO Box 55232
Boston, MA, 02205-8530

•	Website: www.transamericafunds.com

Signature Guarantees

•	Signature guarantees are required of all owners of record on accounts involving redemptions of $50,000 or more and may be required for other transactions and services.

•	Signature guarantees must be made by a bank, trust company, saving bank, savings and loan association or member of a national stock exchange.

•	Please call 1-800-89-ASK-US with any questions regarding this subject.

Minimum Account Balances

•	Each account in which you own shares must maintain a minimum balance of $500.

•	If an account falls below $500 as a result of your action, we will notify you.

•	We will give you 30 days to increase your balance.

•	If you do not increase your balance, we will redeem your shares and pay you their value.

•	This minimum does not apply if:

a)	You are actively contributing to that account through the Automatic Investment Plan; or

b)	Your Fund shares are in a pension or retirement savings program (including IRAs), or a Uniform Gifts to Minors Account (UGMA/UTMA).

Transferring Ownership of Shares

To transfer ownership of your shares to another person or organization, or to change the name on an account, you must send us written instructions. This request must be signed by all registered owners of your account and the signatures must be guaranteed.

To change the name on an account, the shares must be transferred to a new account. This request must include a signature guarantee. This option is not available for pension and retirement savings programs. Please call 1-800-89-ASK-US for additional information.

Your Statements, Annual Report & Prospectus

Quarterly Statements  We will send you a consolidated, quarterly statement of your account, showing all transactions since the beginning of the current quarter.

Statements Upon Request  You can request a statement of your account activity at any time.

Transaction Confirmations  Each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transaction.

Annual Reports  Each year, we will send you an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities held in each Fund on that date.

Semi-Annual Reports  Each year, we will send you a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities held in each Fund on that date.

Prospectus  Each year, we will send you a new Prospectus.

Statement of Additional Information  We revise this reporting document annually. You must request this from us if you wish to receive it.

Reservation of Rights

We reserve the right to amend, suspend, or discontinue any of these options at any time without prior notice.

DIVIDENDS & CAPITAL GAINS

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions

•	Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

Transamerica Premier Funds Prospectus – Investor Shares

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules

Fund	When It Pays

Premier Focus Fund (formerly Premier Aggressive Growth Fund)	Annually
Premier Equity Fund	Annually
Premier Index Fund	Annually
Premier Growth Opportunities Fund	Annually
Premier Core Equity Fund	Annually
Premier Balanced Fund	Annually
Premier Bond Fund	Monthly
Premier High Yield Bond Fund	Monthly
Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund

•	Dividends on the Premier Cash Reserve Fund are determined daily but paid monthly.

•	You will begin earning these dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day your redemption is paid.

FEDERAL TAXES AND YOUR FUND SHARES

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

Corporate dividends-received deduction  To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation  After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions  If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Correct taxpayer identification numbers must be furnished by shareholders to avoid backup withholding of federal income tax on distributions, redemptions and exchanges.

Non-resident alien withholding  Shareholders that are not U.S. persons under the Internal Revenue Code are subject to different tax rules. Dividends and capital gains distributions may be subject to nonresident alien withholding.

Backup withholding status  You will also be asked to certify that you are not subject to backup withholding for failure to report income to the Internal Revenue Service.

Tax Treatment of Pension

and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as:

a)	distributions prior to age 59 1/2 (subject to certain exceptions);

b)	distributions that do not conform to specified commencement and minimum distribution rules;

c)	aggregate distributions in excess of a specified annual amount; or

d)	other special circumstances

Other Taxes

State and Local Taxes  In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions  Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

Your Tax Adviser  Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.

Transamerica Premier Funds Prospectus – Investor Shares

SHARE PRICE

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (Exchange) is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

DISTRIBUTION PLAN

Investor shares are available on a no-load basis directly to individuals, companies, retirement programs, and other investors from Transamerica Securities Sales Corporation (TSSC), the Distributor.

Each Fund makes payments according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees paid by each Fund’s shares are used to pay distribution and service fees to TSSC for the sale and distribution of the Funds’ shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. The annual 12b-1 fee is 0.25% of the average daily net assets of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index and Cash Reserve Funds is 0.10%. These fees accrue daily and are based on an annual percentage of the daily average net assets.

Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion. The fee for the Premier Cash Reserve Fund is currently being waived. The Distributor may terminate this waiver at any time.

SUMMARY OF BOND RATINGS

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA
High quality	Aa	AA
Upper medium	A	A
Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB
Speculative	B	B
Very speculative	Caa	CCC
Very high risk	Ca	CC
Highest risk, may not be paying interest	C	C
In arrears or default	C	D

Financial Highlights	Transamerica Premier Funds Prospectus – Investor Shares

FINANCIAL HIGHLIGHTS

The following information is intended to help you understand the Fund’s financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 1998, 1999, 2000, 2001 and 2002. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report, which is available to you at no charge. To get a copy of this, see back cover.

	Transamerica Premier Focus Fund (formerly Premier Aggressive Growth)

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$13.84	$19.24	$33.55	$22.42	$12.18

Operations
Net investment loss[1]	(0.12)[a]	(0.14)[a]	(0.39)[a]	(0.33)[a]	(0.04)
Net realized and unrealized gain (loss) on investments	(3.78)	(4.46)	(4.35)	12.37	10.28

Total from investment operations	(3.90)	(4.60)	(4.74)	12.04	10.24

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	(0.80)	(9.57)	(0.91)	—

Total dividends/distributions	—	(0.80)	(9.57)	(0.91)	—

Net Asset Value
End of year	$9.94	$13.84	$19.24	$33.55	$22.42

Total Return	(28.18% )	(23.92% )	(18.60% )	54.25%	84.07%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.32%	1.39%	1.40%
Before reimbursement/fee waiver	1.56%	1.45%	1.32%	1.39%	1.60%
Net investment loss, after reimbursement/fee waiver	(1.08% )	(0.88% )	(1.14% )	(1.30% )	(0.92%	)
Portfolio turnover rate	43%	70%	65%	80%	32%
Net assets, end of year (in thousands)	$73,525	$107,384	$171,901	$236.741	$177,493

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.14), $(0.15), $(0.39), $(0.33) and $(0.05) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Equity Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$17.11	$20.77	$31.96	$24.78	$18.53

Operations
Net investment loss[1]	(0.13)[a]	(0.20)	(0.34)[a]	(0.29)[a]	(0.15)
Net realized and unrealized gain (loss) on investments	(4.05)	(3.46)	(3.42)	8.40	6.42

Total from investment operations	(4.18)	(3.66)	(3.76)	8.11	6.27

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(7.43)	(0.93)	(0.02)

Total dividends/distributions	—	—	(7.43)	(0.93)	(0.02)

Net Asset Value
End of year	$12.93	$17.11	$20.77	$31.96	$24.78

Total Return	(24.43% )	(17.62% )	(13.81% )	33.26%	33.85%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.42%	1.34%	1.26%	1.30%	1.42%
Before reimbursement/fee waiver	1.42%	1.34%	1.26%	1.30%	1.42%
Net investment loss, after reimbursement/fee waiver	(0.91% )	(0.98% )	(1.07% )	(1.07% )	(0.96% )
Portfolio turnover rate	34%	42%	40%	42%	59%
Net assets, end of year (in thousands)	$96,788	$153,607	$241,814	$323,538	$290,318

	Transamerica Premier Index Fund

	Investor Class

	Year Ended December 31, 2002[2]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$16.36	$18.81	$21.39	$18.63	$15.49

Operations
Net investment income[4]	0.18	0.20	0.33 [a]	0.34 [a]	0.37
Net realized and unrealized gain (loss) on investments	(3.82)	(2.45)	(2.27)	3.47	3.98

Total from investment operations	(3.64)	(2.25)	(1.94)	3.81	4.35

Dividends/Distributions to Shareholders
Net investment income	(0.18)	(0.20)	(0.32)	(0.30)	(0.37)
Net realized gains on investments	—	—	(0.32)	(0.75)	(0.84)

Total dividends/distributions	(0.18)	(0.20)	(0.64)	(1.05)	(1.21)

Net Asset Value
End of year	$12.54	$16.36	$18.81	$21.39	$18.63

Total Return	(22.22% )	(11.97% )	(9.15% )	20.65%	28.45%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	1.04%	1.01%	0.92%	0.99%	1.14%
Net investment income, after reimbursement/fee waiver	1.38%	1.27%	1.58%	1.67%	2.26%
Portfolio turnover rate	13% [b]	14%	18%	22%	32%
Net assets, end of year (in thousands)	$43,168	$46,252	$46,309	$50,374	$36,342

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income loss per share would have been $(0.13), $(0.20), $(0.34), $(0.29) and $(0.15) for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).

[3]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.08, $0.08, $0.19, $0.19 and $0.22 for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

[b]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

Transamerica Premier Funds Prospectus – Investor Shares

FINANCIAL HIGHLIGHTS (Continued)

	Transamerica Premier Growth Opportunities Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$15.57	$20.82	$38.95	$21.99	$12.49

Operations
Net investment loss[1]	(0.16)[a]	(0.17)[a]	(0.44)[a]	(0.29)[a]	(0.02)
Net realized and unrealized gain (loss) on investments	(2.72)	(4.42)	(7.70)	20.29	9.93

Total from investment operations	(2.88)	(4.59)	(8.14)	20.00	9.91

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	(0.66)	(9.99)	(3.04)	(0.41)

Total dividends/distributions	—	(0.66)	(9.99)	(3.04)	(0.41)

Net Asset Value
End of year	$12.69	$15.57	$20.82	$38.95	$21.99

Total Return	(18.50% )	(22.07% )	(26.00% )	93.99%	80.27%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.26%	1.34%	1.40%
Before reimbursement/fee waiver	1.42%	1.41%	1.26%	1.34%	1.59%
Net investment loss, after reimbursement/fee waiver	(1.12% )	(1.07% )	(1.11% )	(1.09% )	(0.67% )
Portfolio turnover rate	37%	55%	78%	50%	26%
Net assets, end of year (in thousands)	$81,481	$130,559	$224,934	$345,341	$209,388

	Transamerica Premier Core Equity Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$11.10	$12.12	$11.37	$10.59	$10.00

Operations
Net investment income (loss)[2]	(0.01)[a]	(0.11)	(0.10)[a]	(0.10)[a]	—
Net realized and unrealized gain (loss) on investments	(2.22)	(0.87)	1.32	0.88	0.62

Total from investment operations	(2.23)	(0.98)	1.22	0.78	0.62

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	(0.03)
Net realized gains on investments	—	(0.04)	(0.47)	—	—

Total dividends/distributions	—	(0.04)	(0.47)	—	(0.03)

Net Asset Value
End of period	$8.87	$11.10	$12.12	$11.37	$10.59

Total Return[3]	(20.09% )	(8.10% )	10.72%	7.37%	6.19%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.20%	1.20%	1.20%	1.20%	1.20% †
Before reimbursement/fee waiver	2.02%	1.77%	1.82%	1.96%	2.21% †
Net investment loss, after reimbursement/fee waiver	(0.15% )	(0.91% )	(0.82% )	(0.90% )	(0.04% )†
Portfolio turnover rate	72%	61%	52%	87%	72%
Net assets, end of year (in thousands)	$8,822	$10,980	$12,311	$9,256	$9,111

†	Annualized.

*	Inception (Investor Class) — March 31, 1998; fund commenced operations on April 1, 1998.

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.16), $(0.17), $(0.44), $(0.29) and $(0.03) for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.10), $(0.18), $(0.18), $(0.18) and $(0.08) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[3]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

Transamerica Premier Funds Prospectus – Investor Shares

	Transamerica Premier Balanced Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$18.70	$20.09	$20.50	$19.24	$15.54

Operations
Net investment income[1]	0.32 [2,a]	0.34 [2]	0.42 [a]	0.35 [a]	0.23
Net realized and unrealized gain (loss) on investments	(2.05)	(1.38)	1.59	2.43	4.31

Total from investment operations	(1.73)	(1.04)	2.01	2.78	4.54

Dividends/Distributions to Shareholders
Net investment income	(0.37)	(0.31)	(0.28)	(0.37)	(0.22)
Net realized gains on investments	—	(0.04)	(2.14)	(1.15)	(0.62)

Total dividends/distributions	(0.37)	(0.35)	(2.42)	(1.52)	(0.84)

Net Asset Value
End of year	$16.60	$18.70	$20.09	$20.50	$19.24

Total Return	(9.24% )	(5.22% )	9.89%	14.81%	29.30%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.25%	1.21%	1.24%	1.31%	1.43%
Before reimbursement/fee waiver	1.25%	1.21%	1.24%	1.31%	1.43%
Net investment income, after reimbursement/fee waiver	1.79% [5]	1.76% [5]	1.89%	1.76%	1.60%
Portfolio turnover rate	57%	77%	96%	61%	32%
Net assets, end of year (in thousands)	$126,564	$138,588	$107,140	$64,448	$61,920

	Transamerica Premier Bond Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of period	$9.99	$9.87	$9.73	$10.41	$10.19

Operations
Net investment income[3]	0.49 [4,a]	0.57 [4]	0.62	0.58	0.61
Net realized and unrealized gain (loss) on investments	(0.89)	0.33	0.14	(0.60)	0.33

Total from investment operations	(0.40)	0.90	0.76	(0.02)	0.94

Dividends/Distributions to Shareholders
Net investment income	(0.49)	(0.57)	(0.62)	(0.59)	(0.61)
Net realized gains on investments	(0.04)	(0.21)	—	(0.07)	(0.11)

Total dividends/distributions	(0.53)	(0.78)	(0.62)	(0.66)	(0.72)

Net Asset Value
End of period	$9.06	$9.99	$9.87	$9.73	$10.41

Total Return	(3.88% )	9.36%	8.10%	(0.22% )	9.58%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%
Before reimbursement/fee waiver	1.36%	1.36%	1.40%	1.47%	1.47%
Net investment income, after reimbursement/fee waiver	5.28% [3]	5.32% [3]	6.41%	5.82%	5.94%
Portfolio turnover rate	258%	442%	461%	301%	165%
Net assets, end of period (in thousands)	$23,609	$22,914	$20,200	$16,833	$17,340

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.32, $0.34, $0.42, $0.35 and $0.23 for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	If the Fund had not adopted the provisions of the AICPA Guide for Investment Companies, net investment income per share would have been $0.33 and $0.34 and the ratio of net investment income to average net assets would have been 1.89% and 1.87% for the years ended December 31, 2002 and 2001, respectively.

[3]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.48, $0.56, $0.62, $0.57 and $0.59 for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[4]	If the Fund had not adopted the provisions of the AICPA Guide for Investment Companies, net investment income per share would have been $0.49 and $0.56 and the ratio of net investment income to average net assets would have been 5.34% and 5.54% for the years ended December 31, 2002 and 2001, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

Transamerica Premier Funds Prospectus – Investor Shares

FINANCIAL HIGHLIGHTS (Concluded)

	Transamerica Premier High Yield Bond Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$7.96	$8.35	$9.29	$9.63	$10.00

Operations
Net investment income[1]	0.68 [3,a]	0.71 [3]	0.77	0.79	0.73
Net realized and unrealized loss on investments	(0.89)	(0.35)	(0.93)	(0.27)	(0.68)

Total from investment operations	(0.21)	0.36	(0.16)	0.52	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.70)	(0.75)	(0.78)	(0.86)	(0.41)
Net realized gains on investments	—	—	—	—	(0.01)

Total dividends/distributions	(0.70)	(0.75)	(0.78)	(0.86)	(0.42)

Net Asset Value
End of period	$7.05	$7.96	$8.35	$9.29	$9.63

Total Return[2]	(2.60% )	4.49%	(2.01% )	5.43%	0.58%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.90%	0.90%	0.90%	0.90%	0.90% †
Before reimbursement/fee waiver	2.65%	3.54%	3.54%	3.60%	6.50% †
Net investment income, after reimbursement/fee waiver	9.42% [3]	8.45% [3]	8.67%	8.94%	23.97% †
Portfolio turnover rate	126%	119%	57%	30%	22%
Net assets, end of period (in thousands)	$7,604	$2,161	$1,607	$1,610	$1,402

	Transamerica Premier Cash Reserve Fund

	Investor Class

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Year Ended December 31, 1998

Net Asset Value
Beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[4]	0.02	0.04	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.02	0.04	0.06	0.05	0.05

Dividends/Distributions to Shareholders
Net investment income	(0.02)	(0.04)	(0.06)	(0.05)	(0.05)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.02)	(0.04)	(0.06)	(0.05)	(0.05)

Net Asset Value
End of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.62%	4.12%	6.34%	5.05%	5.45%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver	0.60%	0.74%	0.57%	0.66%	0.73%
Net investment income, after reimbursement/fee waiver	1.59%	4.04%	6.16%	4.97%	5.29%
Net assets, end of year (in thousands)	$48,290	$68,898	$136,278	$165,301	$76,267

†	Annualized

*	Inception (Investor Class) — June 30, 1998; fund commenced operations on July 1, 1998.

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.56, $0.48, $0.55, $0.55 and $0.56 for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year.

[3]	If the Fund had not adopted the provisions of the AICPA Guide for Investment Companies, net investment income per share would have been $0.69 and $0.67 and the ratio of net investment income to average net assets would have been 9.54% and 9.17% for the years ended December 31, 2002 and 2001, respectively.

[4]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income per share would have been $0.01, $0.04, $0.06, $0.05 and $0.05 for the years ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

ADDITIONAL INFORMATION AND ASSISTANCE

You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Funds’ performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (SAI)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus.

To Obtain Information from

Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587)

•	Option 1: to request annual/semi-annual report, statement of additional information, and other literature; and to ask questions about the Funds

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week

•	Option 3: shareholder service representative.

•	Write to Transamerica Premier Funds, P.O. Box 55232, Boston, Massachusetts 02205-8530.

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI.

•	Call 1-800-SEC-0330.

•	Visit the SEC’s Internet web site at http://www.sec.gov.

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee).

SEC file number:811-9010

Transamerica Securities Sales Corporation, Distributor

1-800-89-ASK-US (1-800-892-7587)

http://www.transamericafunds.com

e-mail: PremierFunds@Transamerica.com

TPF 252-0503

PROSPECTUS
CLASS A

MAY 1, 2003

TRANSAMERICA
PREMIER FUNDS

PROSPECTUS: MAY 1, 2003

Transamerica Premier Funds – Class A Shares

EQUITY FUNDS

Transamerica Premier Focus Fund

(formerly Premier Aggressive Growth Fund)

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

COMBINED EQUITY & FIXED INCOME FUND

Transamerica Premier Balanced Fund

FIXED INCOME FUNDS

Transamerica Premier Bond Fund

Transamerica Premier Cash Reserve Fund

Not FDIC Insured	May lose value

No bank guarantee

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

{ 1

The Funds at a Glance

The following is a summary of each Fund’s goals, strategies, risks, intended investors and performance. Each Fund has its own investment goal, strategies and policies. The Funds are managed by Transamerica Investment Management, LLC.

The performance shown for each Fund assumes reinvestment of dividends. Performance shown prior to June 30, 1998 is based on the Investor Class of each Fund, but is recalculated using the current maximum sales charge for each class. We compare each Fund’s performance to a broad-based securities market index. Performance figures for these indexes do not reflect any commissions or fees, which you would pay if you purchased the securities represented by the index. You cannot invest directly in these indexes. The performance data for the indexes do not indicate the past or future performance of any Fund.

2 }

Transamerica Premier Focus Fund (formerly Premier Aggressive Growth Fund)

The Fund seeks to maximize long-term growth.

We invest primarily in domestic equity securities that, in the Investment Adviser’s opinion, are trading at a material discount to intrinsic value. Intrinsic value is determined primarily through discounted cash flow analysis, though acquisition and comparable company valuation analyses may be used to a lesser extent. The Fund generally invests in a non-diversified portfolio of domestic equity securities of any size. Non-diversified means the Fund may concentrate its investments to a greater degree than a diversified fund, and may hold 20 or fewer positions. In the Adviser’s opinion, a concentrated portfolio provides the potential for superior long-term capital appreciation because assets are focused in securities deemed by the Adviser to have the most favorable risk-reward characteristics.

In the event the Adviser is unable to identify any investments that meet the Fund’s criteria, the Fund will maintain a balance in cash and cash equivalents that may range up to 40% of total assets.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Because this Fund can concentrate a larger percentage of its assets than our other equity funds, the poor results of one company can have a greater negative impact on the Fund’s performance.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

43.19% for quarter ending 12/31/98

•	Worst calendar quarter:

–27.56% for quarter ending 12/31/00

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	5 Years	Since Inception (6/30/98)

Premier Focus Fund (formerly Premier Aggressive Growth Fund)
Return Before Taxes**	–28.27%	4.65%	8.02%
Return After Taxes on Distributions***	–28.27%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares***	–17.36%	–16.58%	–1.07%
S&P 500 Index†	–22.10%	–0.58%	1.30%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for this class.

{ 3

Transamerica Premier Equity Fund

The Fund seeks to maximize long-term growth.

It generally invests at least 80% of its assets in a diversified portfolio of domestic equity securities of growth companies of any size. We look for companies we consider to be premier companies that are under-valued in the stock market.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for long-term investors who have the perspective, patience, and financial ability to take on above-average stock market volatility.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

29.69% for quarter ending 12/31/99

•	Worst calendar quarter:

–18.80% for quarter ending 9/30/01

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	5 Years	Since Inception (6/30/98)

Premier Equity Fund
Return Before Taxes**	–24.57%	–1.10%	8.10%
Return After Taxes on Distributions***	–24.57%	N/A	–6.91%
Return After Taxes on Distributions and Sale of Fund Shares***	–15.09%	N/A	–3.81%
S&P 500 Index†	–22.10%	–0.58%	7.48%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

4 }

Transamerica Premier Index Fund

The Fund seeks to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation.

It attempts to reproduce the overall investment characteristics of the S&P 500 Index by investing its investable assets in the State Street Equity 500 Index Portfolio (the “Master Fund”), a series of the State Street Master Funds (the “Master Trust”). The Master Fund has the same investment objective as the Fund and investment policies that are substantially similar to those of the Fund. In no event will the Fund invest less than 80% of its total assets in the S&P 500 Index under normal market conditions. Shareholders will receive 60 days’ notice prior to changing the 80% investment policy.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. Due to this Fund’s wide diversification of investing in a large number of companies, its performance may vary less over short periods of time than our other Funds.

The Fund is intended for investors who wish to participate in the overall economy, as reflected by the domestic stock market. Investors should have the perspective, patience, and financial ability to take on average stock market volatility in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

21.05% for quarter ending 12/31/98

•	Worst calendar quarter:

–17.35% for quarter ending 9/30/02

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	5 Years	Since Inception (6/30/98)

Premier Index Fund
Return Before Taxes**	–22.41%	–1.00%	7.00%
Return After Taxes on Distributions***	–22.76%	N/A	–5.49%
Return After Taxes on Distributions and Sale of Fund Shares***	–13.76%	N/A	–3.81%
S&P 500 Index†	–22.10%	–0.58%	7.48%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for prior to June 30, 1998 is based on the Investor Class of this Fund, is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

{ 5

Transamerica Premier Growth Opportunities Fund

The Fund seeks to maximize long-term growth.

It invests in a diversified portfolio of domestic equity securities. Under normal market conditions, at least 80% of the Fund will be invested in companies with market capitalizations of no more than $5 billion at the time of purchase.

Your primary risk in investing in this Fund is you could lose money. The value of equity securities can fall due to the issuing company’s poor financial condition or bad general economic or market conditions. Because this Fund invests in equities, its performance may vary more than fixed income funds over short periods. We typically concentrate the Fund’s holdings in fewer than 50 well researched companies. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on above-average stock market volatility in a focused pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

53.44% for quarter ending 12/31/99

•	Worst calendar quarter:

–36.22% for quarter ending 3/31/01

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	5 Year	Since Inception (6/30/98)

Premier Growth Opportunities Fund
Return Before Taxes**	–18.58%	10.30%	13.82%
Return After Taxes on Distributions***	–18.58%	N/A	1.28%
Return After Taxes on Distributions and Sale of Fund Shares***	–11.41%	N/A	3.76%
Russell 2500 Growth Index†	–29.03%	–3.19%	–1.65%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the July 1, 1997 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth value. The Russell 2500 Index measures the performance of the 2,000 smallest companies (approximately 17%) in the Russell 3000 Index (an index composed of the 3000 largest U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. This Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities each represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

6 }

Transamerica Premier Core Equity Fund

The Fund seeks to maximize capital appreciation.

We use an instrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return At least 80% of the Fund’s assets will be invested in a diversified portfolio of domestic equity securities. We typically concentrate the Fund’s holdings in fewer than 60 well researched companies.

Your primary risk in investing in this Fund is that you could lose money. The value of equity securities can fall due to a deterioration in the issuing company’s financial condition or adverse general economic or market conditions. As an equity fund, this Fund’s performance may vary more than fixed income funds over short periods. To the extent this Fund concentrates its holdings, its performance may vary more than funds that hold many more securities.

The Fund is intended for investors who are willing and financially able to take on significant market volatility and investment risk in pursuit of long-term capital growth.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

26.81% for quarter ending 12/31/98

•	Worst calendar quarter:

–18.51% for quarter ending 9/30/01

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	3 Year	Since Inception (6/30/98)

Premier Core Equity Fund,
Return Before Taxes**	–20.07%	–6.71%	–1.67%
Return After Taxes on Distributions***	–20.07%	–7.00%	–1.33%
Return After Taxes on Distributions and Sale of Fund Shares***	–12.32%	–5.26%	–0.87%
S&P 500 Index†	–22.10%	–0.58%	–3.31%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the April 1, 1998 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks. The S&P 500 does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

{ 7

Transamerica Premier Balanced Fund

The Fund seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.

It invests primarily in a diversified selection of common stocks, bonds, and money market instruments and other short-term debt securities of all sizes. Generally 60% to 70% of the assets are invested in equities following the Premier Equity Fund strategies, and the remaining assets invested in bonds following the Premier Bond Fund strategies.

Your primary risk in investing in this Fund is you could lose money. The value of the equity securities portion of the Fund can fall due to the issuing company’s poor financial condition or poor general economic or market conditions. The value of the fixed income securities portion of the Fund can fall if interest rates go up, or if the issuer fails to make the principal or interest payments when due.

The Fund is intended for investors who seek long-term total returns that balance capital growth and current income.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

21.72% for quarter ending 6/30/97

•	Worst calendar quarter:

–10.03% for quarter ending 9/30/01

Average Annual Total Returns Since Inception  (as of 12/31/02)*

	1 Year	5 Years	Since Inception (6/30/98)

Premier Balanced Fund
Return Before Taxes**	-9.69%	6.71%	11.47%
Return After Taxes on Distributions***	-10.35%	N/A	2.53%
Return After Taxes on Distributions and Sale of Fund Shares***	-5.95%	N/A	3.00%
S&P 500 Index†	-22.10%	-0.58%	7.48%
Lehman Brothers Government/Credit Bond Index††	11.03%	7.62%	7.64%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks.

††	The Lehman Brothers Government/Credit Bond Index is a broad – based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

Note: All performance information represents past performances and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

8 }

Transamerica Premier Bond Fund

The Fund seeks to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

It generally invests at least 80% of its assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s and BBB or higher by Standard & Poor’s (see Summary of Bond Ratings). We look for bonds with strong credit characteristics and additional returns as bond prices increase.

Your primary risk in investing in this Fund is you could lose money. The value of the Fund can fall if interest rates go up, or if the issuer fails to pay the principal or interest payments when due. Because this Fund invests in bonds, there is less risk of loss over short periods of time than for our other Funds that invest in equities. To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return. To the extent this Fund invests in lower-rated bonds, it is subject to a greater risk of loss of principal due to an issuer’s non-payment of principal or interest, and its performance is subject to more variance due to market conditions, than higher rated bond funds.

The Fund is intended for investors who have the perspective, patience, and financial ability to take on average bond price volatility in pursuit of a high total return.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

7.78% for quarter ending 12/31/02

•	Worst calendar quarter:

–5.36% for quarter ending 6/30/02

Average Annual Total Returns Since Inception

(as of 12/31/02)*

	1 Year	5 Years	Since Inception (6/30/98)

Premier Bond Fund
Return Before Taxes**	–3.90%	4.31%	5.09%
Return After Taxes on Distributions***	–5.99%	N/A	1.20%
Return After Taxes on Distributions and Sale of Fund Shares***	–2.41%	N/A	1.79%
Lehman Brothers Government/Credit Bond Index††	11.03%	7.62%	7.64%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

††	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown for prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

{ 9

Transamerica Premier Cash Reserve Fund

The Fund seeks to maximize current income from money market securities consistent with liquidity and preservation of principal.

This is a money market fund. It invests primarily in a diversified selection of high quality U.S. dollar-denominated money market instruments with remaining maturities of 13 months or less. We look for securities with minimal credit risk. We maintain an average maturity of 90 days or less.

Your primary risk of investing in this Fund is that the performance will not keep up with inflation and its real value will go down. Also, the Fund’s performance can go down if a security issuer fails to pay the principal or interest payments when due, but this risk is lower than our bond funds due to the shorter term of money market obligations. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity. Although your risks of investing in this Fund over short periods of time are less than investing in our equity or bond funds, yields will vary.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although we seek to preserve the value of your investment at $1.00 per share, you could lose money by investing in this Fund.

The Fund is intended for investors who seek a low risk, relatively low cost way to achieve current income through high-quality money market securities.

The following performance information provides some indication of the risks of investing in the Fund. We show annual returns, best and worst quarters, and average annual total returns over the life of the Fund. Past performance is no guarantee of future results.

•	Best calendar quarter:

1.54% for quarter ending 12/31/00

•	Worst calendar quarter:

0.53% for quarter ending 12/31/01

Average Annual Total Returns Since Inception (as of 12/31/02)*

	1 year	5 Years	Since Inception (6/30/98)

Premier Cash Reserve Fund
Return Before Taxes**	1.27%	4.14%	4.43%
Return After Taxes on Distributions***	0.78%	N/A	2.42%
Return After Taxes on Distributions and Sale of Fund Shares***	0.78%	N/A	2.42%
iMoneyNet Fund Report†	1.11%	3.99%	4.29%

*	Actual returns may depend on the investor’s individual tax situation. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account.

**	Returns before taxes are based on the October 2, 1995 commencement date for the Investor Class.

***	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Average annual returns are based on the actual inception date for each class.

†	iMoneyNet Fund Report™ – All Taxable, First Tier is a composite of taxable money market funds that meet the SEC’s definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. It does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents.

The seven-day current and effective yields were 0.86% and 0.86%, as of December 31, 2002.

You can get the 7-day current yield of the Transamerica Premier Cash Reserve Fund by calling 1-800-89-ASK-US.

Note: All performance information represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total return of the Fund would have been lower. Performance shown prior to June 30, 1998 is based on the Investor Class of this Fund, but is recalculated using the current maximum sales charge and distribution fees (12b-1) for each class.

10 }

Fees and Expenses

The table below provides a breakdown of the expenses you may pay if you buy and hold shares of these Funds. There is a sales charge (load), but we may waive it for qualifying investors.

SHAREHOLDER TRANSACTION EXPENSES

Transamerica Premier Fund/Class	Maximum Sales Charge[1] (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge[2] (as a percentage of the lower of original purchase price or redemption proceeds)	Sales Charge on Reinvested Dividends	Exchange Fee

Focus Fund (formerly Premier Aggressive Growth Fund)	5.25%	none	none	none
Equity Fund	5.25%	none	none	none
Index Fund	5.25%	none	none	none
Growth Opportunities Fund	5.25%	none	none	none
Core Equity Fund	5.25%	none	none	none
Balanced Fund	5.25%	none	none	none
Bond Fund	4.75%	none	none	none
Cash Reserve Fund	None	none	none	5.25%	[3]

[1]	Sales charges are reduced for purchases of $50,000 or more. The Funds may sell the Shares at net asset value to certain persons. See “Buying and Selling Shares”.

[2]	A contingent deferred sales charge of 1.00% is assessed on redemptions of Shares made within 24 months following their purchases made at net asset value. See “Buying and Selling Shares”.

[3]	An exchange of the Cash Reserve Fund shares for Class A Shares of another Fund is subject to the initial sales charge, if applicable, unless the Cash Reserve Fund shares were acquired by an exchange from other Class A Shares or by reinvestment or cross reinvestment of dividends. The fee is 5.25% for all Funds except the Premier Bond Fund which is 4.75%.

{ 11

Annual Fund Operating Expenses

(AS A PERCENT OF AVERAGE NET ASSETS)

The table below lists the expenses incurred by each Fund during 2002.

Transamerica Premier Fund/Class	Adviser Fee[1]		12b-1 Fee[2]	Other Expenses[3]	Total Operating Expenses[4]		Fee Waiver and Expense Reimbursement	Net Expenses

Focus Fund (formerly Premier Aggressive Growth Fund)	0.85%		0.35%	2.83%	4.03%		2.53%	1.50%
Equity Fund	0.85%		0.35%	1.03%	2.23%		0.63%	1.60%
Index Fund	0.045%	[5]	0.35%	6.365%	6.76%	[6]	6.26%	0.50%	[7]
Growth Opportunities Fund	0.85%		0.35%	2.73%	3.93%		2.43%	1.50%
Core Equity Fund	0.75%		0.35%	3.81%	4.91%		3.61%	1.30%
Balanced Fund	0.75%		0.35%	1.43%	2.53%		0.98%	1.55%
Bond Fund	0.60%		0.35%	1.94%	2.89%		1.49%	1.40%
Cash Reserve Fund	0.35%		0.35%	2.26%	2.96%		2.36%	0.60%

[1]	The Investment Adviser may waive part or all of the Adviser Fee to keep the total operating expenses from exceeding the amount shown in the table. See footnote 7 below. See “Adviser Fee”.

[2]	After a substantial period, these expenses may total more than the maximum sales charge that would have been permissible if imposed as an initial sales charge.

[3]	“Other Expenses” are those incurred after any reimbursements to the Fund by the Administrator. See “Administrator”. Other expenses include expenses not covered by the adviser fee or the 12b-1 Fee. Expenses for all Funds are based on actual expenses incurred during 2001.

[4]	“Total Operating Expenses” include Adviser Fees, 12b-1 Fees, and other expenses that a Fund incurs. The Adviser has agreed, for 10 years or for such shorter time as the A and M Class Shares are outstanding, to waive that part of its Adviser Fee and/or to reimburse other operating expenses to the extent necessary so that annualized expenses for each Fund (other than interest, taxes, brokerage commissions and extraordinary expenses) will not exceed the percentages shown in the Net Expenses column . The Adviser may, from time to time, assume additional expenses.

[5]	This fee represents the total fees paid by the Master Fund of the Master Trust.

[6]	This fee represents the total expenses of both the Fund and the Master Feeder.

[7]	The Fund’s total operating expenses reflect the costs associated with investing substantially all of its assets in the Master Fund and are estimates based on the current fees.

12 }

EXAMPLE

The table below is to help you compare the cost of investing in these Funds with the cost of investing in other mutual funds. These examples assume that you make a one-time investment of $10,000 in each Fund and hold your shares for the time periods indicated. The examples assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same as shown above. The examples are based on expenses after waivers and reimbursements. The examples also assume payment of the maximum sales charge and redemptions at the end of each period. The examples assume no fees for IRA accounts. Costs are the same whether you redeem at the end of any period or not. Although, your actual costs may be higher or lower, based on these assumptions, your costs would be:

Transamerica Premier Fund[1]	1 Year	3 Years	5 Years	10 Years

Focus Fund (formerly Premier Aggressive Growth Fund)	$670	$974	$1,300	$2,222
Equity Fund	$679	$1,003	$1,350	$2,325
Index Fund[2]	$573	$677	$790	$1,120
Growth Opportunities Fund	$670	$974	$1,300	$2,222
Core Equity Fund	$650	$915	$1,200	$2,010
Balanced Fund	$674	$989	$1,325	$2,274
Bond Fund	$611	$897	$1,204	$2,075
Cash Reserve Fund	$61	$192	$335	$750

[1]	The expenses in the example assume no fees for IRA or SEP accounts.

[2]	The example includes the total expenses of both the Fund and the Master Feeder.

You should not consider the information contained in the above examples a representation of future expenses. The actual expenses may be more or less than those shown.

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The Funds in Detail

The following expands on the strategies, policies and risks described in The Funds at a Glance.

PREMIER FOCUS FUND

(formerly Premier Aggressive Growth Fund)

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

The Investment Adviser’s equity management team selects U.S. companies showing:

•	Strong potential for shareholder value creation

•	High barriers to competition

•	Solid free cash flow generating ability

•	Excellent capital allocation discipline

•	Experienced management aligned with shareholder interests

We seek out dominant business franchises, where the long-term value creating potential has not fully been recognized by the market.

Policies

We generally invest the Fund’s assets in a non-diversified portfolio of equity securities of U.S. companies. We select these securities because of their potential for long-term price appreciation. The Fund does not limit its investments to any particular type or size of company.

The Fund may also invest up to 40% of assets in cash or cash equivalents for extended periods when the Adviser is unable to identify investments that meet the Fund’s criteria.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. As a non-diversified investment company, the Fund can invest in a smaller number of individual companies than a diversified investment company. As a result, any single adverse event affecting a company within the portfolio could impact the value of the Fund more than it would for a diversified investment company. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Since the Fund may hold as much as 40% in cash or cash equivalents from time to time, it may not perform as favorably as a fund which is invested more fully.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Since stocks constantly change in value, this Fund is intended as a long-term investment.

14 }

PREMIER EQUITY FUND

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We focus on identifying fundamental change in its early stages and investing in premier companies. We believe in long term investing and do not attempt to time the market. The portfolio is constructed one company at a time. Each company passes through our rigorous research process and stands on it’s own merits as a premier company in our opinion.

We buy securities of companies we believe have the defining features of premier growth companies that are under-valued in the stock market. Premier companies have many or all of these features:

•	Shareholder-oriented management

•	Dominance in market share

•	Cost production advantages

•	Self-financed growth

•	Attractive reinvestment opportunities

Policies

We generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Long-term investors who have the perspective, patience and financial ability to take on above-average price volatility in pursuit of long-term capital growth.

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PREMIER INDEX FUND

Goal

Our goal is to track the performance of the Standard & Poor’s 500 Composite Stock Price Index, also known as the S&P 500 Index.

Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Master Fund of the Master Trust. In reviewing the investment objective and policies of the Fund, you should assume that the investment objective and policies of the Master Fund are the same in all material respects as those of the Fund (and that, at times when the Fund has invested its assets in the Master Fund, the descriptions of the Fund’s investment strategies and risks should be read as also applicable to the Master Fund). There is no assurance that the Fund will achieve its investment objective.

The Fund generally purchases common stocks in proportion to their presence in the Index. To help offset normal operating and investment expenses and to maintain liquidity, the Fund also invests in futures and options with returns linked to the S&P 500, as well as short-term money market securities and debt securities. The Investment Adviser regularly balances the proportions of these securities so that they will replicate the performance of the S&P 500 as closely as possible. The correlation between the performance of the Fund and the S&P 500 Index is expected to be 0.95 or higher (a correlation of 1.00 would indicate perfect correlation). There is no assurance that the Fund will achieve the expected correlation.

The Fund may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Fund. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in matching the performance of the Index.

Policies

The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the S&P 500 Index in a proportion expected by the Investment Adviser to match generally the performance of the Index. In addition, from time to time stocks are added to or removed from the S&P 500 Index. The Fund may sell stocks that are represented in the S&P 500 Index or purchase stocks that are not yet represented in the Index, in anticipation of their removal or addition to the Index.

The S&P 500 Index is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of large capitalization U.S. stocks. The Index is composed of 500 common stocks that are chosen by Standard & Poor’s Corporation. The inclusion of a company in the Index in no way implies that Standard & Poor’s Corporation believes the company to be an attractive investment. Typically, companies included in the Index are the largest and most dominant firms in their respective industries. The 500 companies represent approximately 70% of the market value of all U.S. common stocks.

To help the Fund track the total return of the Index, we also use securities whose returns are linked to the S&P 500, such as S&P 500 Stock Index Futures contracts, options on the Index, options on futures contracts and debt securities. These instruments provide this benefit on a cost-effective basis while maintaining liquidity. Any cash that is not invested in stocks, futures or options is invested in short-term debt securities. Those investments are made to approximate the dividend yield of the S&P 500 and to offset transaction costs and other expenses.

Risks

This Fund is intended to be a long-term investment. Financial risk comes from the possibility that the current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. As a result of the price volatility that accompanies all stock-related investments, the value of your shares will fluctuate in response to the economic and market condition of the companies included in the S&P 500. The performance of the Fund will reflect the performance of the S&P 500 Index, although it may not match it precisely. Generally, when the Index is rising, the value of the shares in the Fund should also rise. When the Index is declining, the value of shares should also decline. While the Index itself has no investment or operating expenses, the Fund does. Therefore, our ability to match the Index’s performance will be impeded by these expenses.

This Fund Is Intended For

Investors who want to participate in the overall economy and who have the perspective, patience and financial ability to take on average stock market volatility in pursuit of long-term capital growth. By owning shares of the Fund, you indirectly own shares in the largest U.S. companies.

Please note: Standard & Poor’s®, S&P®, Standard & Poor’s 500® and S&P 500® are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the Sub-Adviser. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

16 }

PREMIER GROWTH OPPORTUNITIES FUND

Goal

Our goal is to maximize long-term growth.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Companies with small to medium capitalization levels are less actively followed by securities analysts. For this reason, they may be undervalued, providing strong opportunities for a rise in value. To achieve this goal, our equity management team selects stocks issued by smaller U.S. companies which show:

•	Strong potential for steady growth

•	High barriers to competition

•	Experienced management incentivized along shareholder interests

We seek out the industry leaders of tomorrow and invest in them today. We look for companies with exceptional management and bright prospects for their products and markets.

Policies

We generally invest at least 80% of the Fund in a diversified portfolio of equity securities (common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks) issued by small to medium companies. Small to medium sized companies are those whose market capitalization are no more than $5 billion at the time of purchase.

We may also invest in debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests primarily in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. This Fund invests mainly in the equity securities of small to medium companies. These securities can provide strong opportunities for a rise in value. However, securities issued by companies with small to medium sized asset bases are likely to be subject to greater volatility in the market than securities issued by larger companies. Securities of small to medium companies are also typically traded on the over-the-counter market and might not be traded in volumes as great as those found on national securities exchanges. These factors can contribute to abrupt or erratic changes in their market prices. Financial risk comes from the possibility that current earnings of a company we invest in will fall, or that its overall financial circumstances will decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on above-average stock market volatility in order to pursue long-term capital growth. Stock values change constantly. For this reason, the Fund is intended as a long-term investment.

{ 17

PREMIER CORE EQUITY FUND

Goal

Our goal is to maximize capital appreciation.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual companies. As part of our strategy, the portfolio is constructed one company at a time. Each company passes through a rigorous research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

We use an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting cash flows and determining earnings potential, we use multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

To achieve our goal, we may invest in securities issued by companies of all sizes. Generally, however we will invest in the securities of companies whose market capitalization (total market value of publicly traded securities) is greater than $500 million.

We typically concentrate the Fund’s holdings in fewer than 60 well-researched companies.

Policies

We generally invest at least 80% of the Fund’s assets in a diversified portfolio of domestic equity securities. We do not limit investments to any particular type or size of company.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

Because the Fund invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value.

This Fund Is Intended For

Investors who are willing and financially able to take on stock market volatility and investment risk in order to pursue long-term capital growth.

18 }

PREMIER BALANCED FUND

Goal

Our goal is to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents.

Strategies

To achieve our goal we invest in a diversified portfolio of common stocks, bonds, money market instruments and other short-term debt securities issued by companies of all sizes. The Investment Adviser’s equity and fixed income management teams work together to build a portfolio of performance-oriented stocks combined with bonds of good credit quality purchased at favorable prices.

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching individual issuers. The portfolio is constructed one security at a time. Each issuer passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

Equity Investments – We use an intrinsic value discipline in selecting securities, based on strong earnings and cash flows to foster future growth, with the goal of producing a long term above average rate of return. In projecting cash flows and determining earnings potential, we use multiple factors such as:

•	the quality of the management team;

•	the company’s ability to earn returns on capital in excess of the cost of capital;

•	competitive barriers to entry; and

•	the financial condition of the company.

We take a long-term approach to investing and view each investment in a company as owning a piece of the business.

Fixed Income Investments – The Adviser’s bond management team seeks out bonds with credit strength of the quality that could warrant higher ratings, which, in turn, could lead to higher valuations. To identify these bonds, the bond research team performs in-depth income and credit analysis on companies issuing bonds under consideration for the Fund. It also compiles bond price information from many different bond markets and evaluates how these bonds can be expected to perform with respect to recent economic developments. The team leader analyzes this market information daily, negotiating each trade and buying bonds at the best available prices.

Policies

Common stocks generally represent 60% to 70% of the Fund’s total assets, with the remaining 30% to 40% of the Fund’s assets primarily invested in high quality bonds with maturities of less than 30 years. We may also invest in cash or cash equivalents such as money market funds and other short-term investment instruments. This requires the managers of each portion of the Fund to be flexible in managing the Fund’s assets. At times, we may shift portions held in bonds and stocks according to business and investment conditions. However, at all times, the Fund will hold at least 25% of its assets in non-convertible debt securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

To the extent the Fund invests in common stocks, the value of its shares will fluctuate in response to economic and market conditions and the financial circumstances of the companies in which it invests. For example, current earnings of a company we invest in may fall, or its overall financial circumstances may decline, causing the security to lose value. Stock prices of medium and smaller size companies fluctuate more than larger more established companies. To the extent the Fund invests in bonds, the value of its investments will fluctuate in response to movements in interest rates. If rates rise, the value of debt securities generally falls. The longer the average maturity of the Fund’s bond portfolio, the greater the fluctuation. The value of any of the Fund’s bonds may also decline in response to events affecting the issuer or its credit rating, and an issuer may default in the payment of principal or interest, resulting in a loss to the Fund. The balance between the stock and bond asset classes often enables each class’ contrasting risks to offset each other, although it is possible for both stocks and bonds to decline at the same time.

This Fund Is Intended For

Investors who seek long-term total returns that balance capital growth with current income. This Fund allows investors to participate in both the stock and bond markets.

{ 19

PREMIER BOND FUND

Goal

Our goal is to achieve high total return (income plus capital changes) from fixed income securities consistent with preservation of principal.

Strategies

We use a “bottom up” approach to investing. We study industry and economic trends, but focus on researching the issuers. The portfolio is constructed one company at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Adviser’s opinion.

To achieve our goal, the Investment Adviser’s bond research team performs extensive ongoing analysis of bond issues and the markets in which they are sold. Through its proprietary evaluation and credit research, the bond team:

•	Seeks out bonds that have strong credit characteristics that may not be fully reflected in their market price.

•	Seeks to accumulate additional returns as the prices of such bonds increase.

The returns of the Fund are produced by income from longer-term securities and capital changes that may occur as the result of owning bonds whose credit strength was undervalued at the time of purchase.

Policies

We generally invest at least 80% of the Fund’s assets in a diversified selection of investment grade corporate and government bonds and mortgage-backed securities. Investment grade bonds are rated Baa or higher by Moody’s Investors Service (Moody’s) and BBB or higher by Standard & Poor’s Corporation (S&P). Moody’s and S&P are private companies which rate bonds for quality. Maturities of these bonds are primarily less than 30 years. We may also invest up to 35% of the Fund’s assets in lower-rated securities. Those securities are rated Ba1 by Moody’s and BB+ or lower by S&P. We may also invest in unrated securities of similar quality, based on our analysis of those securities. Our investments may also include securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, publicly traded corporate securities, municipal obligations and mortgage-backed securities.

The Fund may also invest in cash or cash equivalents for temporary defensive purposes when market conditions warrant. To the extent it is invested in these securities, the Fund is not achieving its investment objective.

Risks

An increase in interest rates will cause bond prices to fall, whereas a decrease in interest rates will cause bond prices to rise. A characteristic of bonds with longer term maturities is that when interest rates go up or down, their prices fluctuate more sharply than bonds with shorter term maturities. Since bonds with longer term maturities have a large presence in this Fund, the Fund may be affected more acutely by interest rate changes than one that invests more heavily in short term bonds. While lower-rated bonds make up a much smaller percentage of the Fund’s assets, they also carry higher risks. These risks can include: a higher possibility of failure, especially during periods when the economy slows, less liquidity in the bond market than other types of bonds, and prices which are more volatile due to their lower ratings.

The Fund’s investments are also subject to inflation risk, which is the uncertainty that dollars invested may not buy as much in the future as they do today. Longer-maturity bond funds are more subject to this risk than money market or stock funds.

To the extent the Fund invests in mortgage-backed securities, it may be subject to the risk that homeowners will prepay (refinance) their mortgages when interest rates decline. This forces the Fund to reinvest these assets at a potentially lower rate of return.

This Fund Is Intended For

Investors who have the perspective, patience and financial ability to take on average bond price volatility in pursuit of a high total return.

20 }

PREMIER CASH RESERVE FUND

Goal

Our goal is to maximize current income from money market securities consistent with liquidity and preservation of principal.

Strategies

This is a money market fund. We invest primarily in a diversified selection of high quality money market instruments of U.S. and foreign issuers with remaining maturities of 13 months or less.

To achieve our goal, we invest primarily in:

•	Short-term corporate obligations, including commercial paper, notes and bonds;

•	Obligations issued or guaranteed by the U.S. and foreign governments and their agencies or instrumentalities;

•	Obligations of U.S. and foreign banks, or their foreign branches, and U.S. savings banks; and

•	Repurchase agreements involving any of the securities mentioned above

We also seek to maintain a stable net asset value of $1.00 per share by:

•	Investing in securities which present minimal credit risk; and

•	Maintaining the average maturity of obligations held in the Fund’s portfolio at 90 days or less.

Policies

Bank obligations purchased for the Fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the Fund are limited to U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the Fund must be issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. The commercial paper and other short-term corporate obligations we buy for the Fund are determined by the Investment Adviser to present minimal credit risks.

Risks

The interest rates on short-term obligations held in the Fund’s portfolio will vary, rising or falling with short-term interest rates generally. The Fund’s yield will tend to lag behind general changes in interest rates. The ability of the Fund’s yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. The Fund is also subject to the risk that the issuer of a security in which the Fund invests may fail to pay the principal or interest payments when due. This will lower the return from, and the value of, the security, which will lower the performance of the Fund. To the extent this Fund invests in foreign securities, it is subject to currency fluctuations, changing political and economic climates and potentially less liquidity.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although this Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the Fund.

This Fund Is Intended For

Investors who seek a low-risk, relatively low cost way to achieve current income through high-quality money market securities.

{ 21

Investment Adviser

The Investment Adviser of the Funds is Transamerica Investment Management, LLC (the “Adviser”), at 1150 South Olive Street, Los Angeles, California 90015. The Adviser manages $12 billion in mutual funds, separate accounts and pension assets. The Adviser is controlled by Transamerica Investment Services, Inc. (“TIS”), which previously managed the assets currently managed by the Adviser. TIS is a subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111. Transamerica Corporation is a subsidiary of AEGON N. V., an international insurance group.

The Adviser’s duties include, but are not limited to:

•	Supervising and managing the investments of each Fund;

•	Ensuring that investments follow each Fund’s investment objective, strategies, and policies and comply with government regulations; and

•	Developing and implementing an investment program for the Funds.

Management decisions for each of the Funds (except the Index Fund) are made by a team of expert managers and analysts headed by team leaders (designated as Lead Managers or Co-Managers). The team leaders have primary responsibility for the day-to-day decisions related to their Funds. They are supported by the entire group of managers and analysts. The transactions and performance of the Funds are reviewed by the Adviser’s senior officers.

The Premier Index Fund has entered into an investment advisory agreement with the Adviser pursuant to which the Adviser would manage the Fund’s assets directly in the event that the Fund were to cease investing substantially all of its assets in the Master Fund. The Adviser does not receive any fees from the Fund under the investment advisory agreement so long as the Fund continues to invest substantially all of its assets in the Master Fund or in another investment company.

SSgA Funds Management, Inc. (“SSgA”) is a Massachusetts corporation and serves as investment adviser to the Master Fund. As of December 31, 2002, SSgA managed approximately $61 billion in assets and, together with its affiliates, which comprise State Street Global Advisors, the investment management business of State Street Corporation, managed approximately $763 billion in assets. SSgA’s principal address is Two International Place, Boston, Massachusetts 02110.

Sub-Adviser

Prior to May 1, 2003, Transamerica Investment Services, Inc. (“TIS”) served as sub-adviser to the Funds, providing certain investment research and other services under an agreement with the Fund and the Adviser. Effective April 30, 2003, TIS resigned its position as sub-adviser.

Advisory Fees

For its services to the Funds, the Adviser receives an advisory fee. This fee is based on an annual percentage of the average daily net assets of each Fund. It is accrued daily and paid monthly. The fees may be higher than the average advisory fee paid to the investment advisers of other similar Funds. The advisory fees, payable under the investment advisory agreement, are shown below. The Adviser may waive some or all of its fees from time to time at its discretion.

Fund	First $1 Billion	Next $1 Billion	In Excess of $2 Billion

Focus (formerly Aggressive Growth)	0.85%	0.82%	0.80%

Equity	0.85%	0.82%	0.80%

Index*	0.30%	0.30%	0.30%

Growth Opportunities	0.85%	0.82%	0.80%

Core Equity	0.75%	0.72%	0.70%

Balanced	0.75%	0.72%	0.70%

Bond	0.60%	0.57%	0.55%

High Yield Bond	0.55%	0.52%	0.50%

Cash Reserve	0.35%	0.35%	0.35%

*	The Advisory Fee shown for the Index Fund represents the fee payable to the Adviser in the event that the Fund were to cease investing substantially all of its assets in the Master Fund.

In 2002, the Adviser waived a portion of the advisory fee payable by the Index and Cash Reserve Funds and was paid 0.00% and 0.13% respectively, of the Fund’s average daily net assets. Such waivers will increase a Fund’s return. This is intended to make the Funds more competitive. The Adviser may terminate this practice at any time.

Each Fund pays all the costs of its operations that are not assumed by the Adviser, including:

•	Custodian;

•	Legal;

•	Auditing;

•	Administration;

22 }

•	Registration fees and expenses; and

•	Fees and expenses of directors unaffiliated with the Investment Adviser.

We allocate the expenses that are not Fund-specific among the Funds based on the net assets of each Fund.

Fund Managers

The Managers for each of the Funds are listed below, followed by a brief biography for each Manager.

Fund and Fund Managers

Transamerica Premier Focus Fund
(formerly Premier Aggressive Growth Fund)
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Daniel J. Prislin	(Co-Portfolio Manager)
Transamerica Premier Equity Fund
Jeffrey S. Van Harte	(Lead Portfolio Manager)
Gary U. Rollé	(Portfolio Manager)
Daniel J. Prislin	(Portfolio Manager)
Transamerica Premier Growth Opportunities Fund
Christopher J. Bonavico	(Co-Portfolio Manager)
Kenneth F. Broad	(Co-Portfolio Manager)
Transamerica Premier Core Equity Fund
Daniel J. Prislin	(Co-Portfolio Manager)
Gary U. Rollé	(Co-Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Balanced Fund
Gary U. Rollé	(Lead Equity Portfolio Manager)
Heidi Y. Hu	(Lead Fixed Income Portfolio Manager)
Jeffrey S. Van Harte	(Portfolio Manager)
Transamerica Premier Bond Fund
Heidi Y. Hu	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier High Yield Bond Fund
Edward S. Han	(Lead Portfolio Manager)
Peter O. Lopez	(Portfolio Manager)
Transamerica Premier Cash Reserve Fund
Edward S. Han	(Lead Portfolio Manager)
Andrew T. Kim	(Portfolio Manager)

Christopher J. Bonavico, CFA

Vice President & Portfolio Manager

Christopher J. Bonavico is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Bonavico is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Bonavico worked as a research analyst for Salomon Brothers. He joined Transamerica in 1993 and has 14 years of investment experience. Mr. Bonavico received a B.S. in economics from the University of Delaware and is a Chartered Financial Analyst.

Kenneth F. Broad, CFA

Vice President & Portfolio Manager

Kenneth F. Broad is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Broad is the Co-Manager of the Transamerica Premier Growth Opportunities Fund and the Transamerica Premier Focus Fund. He also manages sub-advised funds and institutional separate accounts in the total return and small/mid growth discipline. Prior to joining Transamerica, Mr. Broad was Vice President and Portfolio Manager with The Franklin Templeton Group. He joined Transamerica in 2000 and has eight years of investment experience. Mr. Broad holds an M.B.A. from the University of California at Los Angeles and received his B.S. in economics from Colgate University. He is a Chartered Financial Analyst.

Edward S. Han

Vice President & Portfolio Manager

Edward S. Han is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and the Transamerica Premier High Yield Bond Fund. He also manages sub-advised funds and institutional separate accounts in the fixed income discipline. He joined Transamerica in 1998 and has eight years of investment experience. Mr. Han holds an M.B.A. from the Darden Graduate School of Business Administration at the University of Virginia and received his B.A. in economics from the University of California at Irvine.

Heidi Y. Hu, CFA

Senior Vice President, Head of Fixed Income Investments & Portfolio Manager

Heidi Y. Hu is Senior Vice President and Head of Fixed Income Investments at Transamerica Investment Management, LLC. Ms. Hu is the Lead Fixed Income Manager of the Transamerica Premier Balanced Fund and Lead Manager of the Transamerica Premier Bond Fund. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed income disciplines. Prior to joining Transamerica in 1998, Ms. Hu was Portfolio Manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from

{ 23

Lewis & Clark College. Ms. Hu has 15 years of investment experience and is a Chartered Financial Analyst.

Andrew T. Kim, CFA

Fixed Income Research Analyst

Andrew Kim is Fixed Income Research Analyst at Transamerica Investment Management, LLC. He joined Transamerica in 2001 and has five years of investment experience. Mr. Kim received a B.A. in finance from the University of Southern California and is a Chartered Financial Analyst.

Peter O. Lopez

Vice President & Director of Research, Fixed Income

Peter O. Lopez is Vice President and Director of Research, Fixed Income at Transamerica Investment Management, LLC. Mr. Lopez manages sub-advised funds and institutional accounts in the fixed income discipline. Prior to joining Transamerica Investment Management, he was Managing Director at Centre Pacific, LLC. Mr. Lopez also previously served as Senior Equities Analyst for Transamerica Investment Services from 1997-2000. He holds an M.BA. in finance and accounting from The University of Michigan and received a B.A. in economics from Arizona State University. Mr. Lopez has 10 years of experience in fixed income analysis and is a CFA Level III candidate.

Daniel J. Prislin, CFA

Vice President & Portfolio Manager

Daniel J. Prislin is Vice President and Portfolio Manager at Transamerica Investment Management, LLC. Mr. Prislin is the Co-Manager of the Transamerica Premier Core Equity Fund and the Transamerica Premier Focus Fund. He also manages institutional separate accounts in the value discipline. Prior to joining Transamerica, Mr. Prislin was Assistant Portfolio Manager for The Franklin Templeton Group. He joined Transamerica in 1998 and has nine years of investment experience. Mr. Prislin holds an M.B.A. and B.A. in business administration from the University of California, Berkeley and is a Chartered Financial Analyst.

Gary U. Rollé, CFA

President and Chief Investment Officer

Gary U. Rollé is President and Chief Investment Officer of Transamerica Investment Management, LLC. Mr. Rollé is the Lead Equity Manager of the Transamerica Premier Balanced Fund and the Co-Manager of the Transamerica Premier Core Equity Fund. Mr. Rollé also manages sub-advised funds and institutional separate accounts in the growth discipline. He joined Transamerica in 1967. Mr. Rollé holds a B.S. in chemistry and economics from the University of California at Riverside and is a Chartered Financial Analyst.

Jeffrey S. Van Harte, CFA

Senior Vice President, Head of Equity Investments & Portfolio Manager

Jeffrey S. Van Harte is Senior Vice President and Head of Equity Investments at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund. He also manages sub-advised funds and institutional separate accounts in the large growth discipline. Prior to portfolio management responsibilities at Transamerica Investment Management, LLC, Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980. Mr. Van Harte received a B.A. in finance from California State University at Fullerton and is a Chartered Financial Analyst.

ADVISERS PERFORMANCE ON SIMILAR FUNDS

The Funds’ Adviser (and previously its predecessor Transamerica Investment Services, Inc.) also manages separate accounts for pension clients of Transamerica Corporations’ affiliated companies for over ten years.

The investment objectives, policies and strategies of the Transamerica Premier Equity, Index, Balanced, Bond and Cash Reserve Funds are substantially similar in all material respects as the separate accounts from which they were cloned.

The separate accounts are not registered with the SEC nor are they subject to Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Therefore, they were not subject to the investment limitations, diversification requirements, and other restrictions that apply to the Funds. If the separate accounts had been subject to Subchapter M of the Code, their performance may have been adversely affected at times.

In addition, the separate accounts are not subject to the same fees and expenses borne by the Funds. If the Equity, Bond and Balanced separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been lower. If the Equity Index and Cash Management separate accounts had been subject to the same fees and expenses as their respective mutual funds, their performance would have been higher.

Additionally, the performance of the Premier Funds may differ from the separate accounts’ performance for reasons such as timing of purchases and sales, availability of cash for new investments, brokerage commissions, diversification of securities, and the investment restrictions, both regulatory and by prospectus, imposed on the Funds.

24 }

The separate account performance figures are not the Funds’ own performance and should not be considered a substitute for the Funds’ own performance; nor should they be considered indicative of any past or future performance of the Funds.

For comparison purposes, the separate accounts from which the Premier Funds were cloned are shown below.

Separate Accounts	Premier Funds
Transamerica Equity Fund	Transamerica Premier Equity Fund
Transamerica Equity Index Fund	Transamerica Premier Index Fund
Transamerica Balanced Fund	Transamerica Premier Balanced Fund
Transamerica Bond Fund	Transamerica Premier Bond Fund
Transamerica Cash Management Fund	Transamerica Premier Cash Reserve Fund

The following table illustrates the separate accounts’ performance1 as compared to the Premier Funds2 Investor Class and recognized industry indexes since inception and over the last one, five, and ten-year periods ending December 31, 2002.

	1 Year	5 Years	10 Years

Equity Fund	–23.35%	2.42%	15.14%
Premier Equity Fund	–24.43%	–0.87%	—
S&P 500 Index[3]	–22.10%	–0.58%	9.35%

Equity Index Fund	–21.77%	–0.36%	9.58%
Premier Index Fund	–22.22%	–0.73%	—
S&P 500 Index[3]	–22.10%	–0.58%	9.35%

Balanced Fund	–6.14%	8.18%	—
Premier Balanced Fund	–9.24%	7.01%	—
S&P 500 Index[3]	–22.10%	–0.58%	—
Lehman Brothers Govt./Credit Index[4]	11.03%	7.62%	7.61%

Bond Fund	–5.27%	4.23%	6.96%
Premier Bond Fund	–3.88%	4.44%	—
Lehman Brothers Govt./Credit Index[4]	11.03%	7.62%	7.61%

[1]	Average Annual Total Return calculated as shown in the Statement of Additional Information.

[2]	The performance of the Premier Funds reflects that of the Investor Shares. The Investor Class has no sales charge, applicable to Classes A and M, and total operating expenses of the Investor Class shares are lower.

[3]	The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500”) consists of 500 widely held, publicly traded common stocks.

[4]	The Lehman Brothers Government/Credit Bond Index is a broad-based unmanaged index of government and corporate bonds with maturities of 10 years or longer that are rated investment grade or higher by Moody’s Investor Services, Inc. or Standard and Poor’s Corporation.

These indexes do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index.

{ 25

Buying and Selling Shares

Buying Shares

An investor who purchases Shares pays an initial sales charge at the time of purchase. As a result, the Shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge (“CDSC”). Certain purchases qualify for reduced sales charges.

The public offering price is the net asset value plus a sales charge that varies depending on the size of your investment.

Investment Amount

Sales Charge Per Fund	Under $50,000	$50,000 to $99,999	$100,000 to $249,999	$250,000 to $499,999	$500,000 to $999,999

Premier Focus (formerly Aggressive Growth)	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Growth Opportunities	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Equity	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Core Equity	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Index	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Balanced	5.25%*/5.54%**	4.50%/4.71%	3.50%/3.63%	2.50%/2.56%	2.00%/2.04%

Premier Bond	4.75%*/4.99%**	4.00%/4.17%	3.25%/3.36%	2.50%/2.56%	1.75%/1.78%

Premier Cash Reserve	none	none	none	none	none

*	Sales charge as a percentage of offering price

**	Sales charge as a percentage of net amount invested

26 }

There is no sales charge on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, a CDSC of 1.0% will be imposed upon redemptions of any shares purchased at net asset value within two years after each initial purchase, except redemptions by qualified retirement plans for plan benefits. Shares purchased by investors investing $1 million or more whose broker-dealer of record waived its commission with the approval of Transamerica Securities Sales Corporation are not subject to the CDSC.

In determining whether a CDSC is payable, we will redeem shares not subject to any charge first. Then we will redeem shares held longest during the CDSC period. We will base any CDSC on the lower of the shares’ cost and current net asset value. We will redeem any shares acquired by reinvestment of distributions without a CDSC.

Additional Considerations

We provide additional allowances for the combined purchase privilege, cumulative quantity discount (right of accumulation), and statement of intent. And certain purchases are not subject to the contingent deferred sales charge. See the Statement of Additional Information for more details.

TSSC will from time to time, at its expense, provide additional promotional incentives or payments to broker-dealers that sell shares of the Transamerica Premier Funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain broker-dealers who have sold or may sell significant amounts of shares. Certain broker-dealers may not sell all classes of shares.

TSSC may suspend or modify such payments to broker-dealers. The payments are subject to the continuation of the relevant distribution plan, the terms of service agreements between broker-dealers and TSSC. They are also subject to any applicable limits imposed by the National Association of Securities Dealers, Inc.

Investment Guidelines

•	The minimum initial investment is $10,000, except that the minimum for IRAs is $250.

•	We waive this minimum for qualified retirement plans.

•	The investment must be a specified dollar amount. We cannot accept purchase requests specifying a certain price, date, or number of shares.

•	The price you pay for your shares will be based on the next determined net asset value after your purchase order is received.

•	The Company reserves the right to reject any application or investment. There may be circumstances when the Company will not accept new investments in one or more of the Funds.

Selling Shares

You can sell, or redeem, your shares to us at any time. You’ll receive the net asset value next determined after your redemption request is received, assuming all requirements have been met. The redemption may be subject to a contingent deferred sales charge.

Generally we mail redemptions made by check on the second business day after we receive your request, but not later than seven days afterwards.

We may postpone such payment if:

a)	the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the New York Stock Exchange is restricted;

b)	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or

c)	the SEC permits a delay for the protection of investors.

If you request a redemption shortly after a recent check purchase, we may hold the redemption proceeds beyond seven days. We will only hold it until the purchase check clears, which may take up to 15 days.

If we receive a redemption request from a corporation, partnership, trust, fiduciary, agent, or unincorporated association, the individual signing the request must be authorized. If the redemption is from an account under a qualified pension plan, spousal consent may be required.

If you request to redeem shares in an IRA or 403(b) plan, you must also give us an IRS Form W4-P (pension income tax withholding form) and a reason for withdrawal. We can provide this form. This is required by the IRS.

Exchanging Shares

You can exchange shares in any Fund for shares of any other Fund within the same class. You can exchange your shares of the same class of certain other Transamerica Premier Funds at net asset value.

If you exchange shares subject to a contingent deferred sales charge (CDSC), the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any Fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you

{ 27

have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchange Guidelines

•	An exchange is treated as a sale of shares from one Fund and the purchase of shares in another Fund. Exchanges are taxable events.

•	Exchanges into or out of the Funds are made at the next determined net asset value per share after all necessary information for the exchange is received.

•	The Company reserves the right to reject any exchange request and to modify or terminate the exchange option at any time.

Information About Your Account and the Funds

You will receive a consolidated, quarterly statement of your account showing all transactions since the beginning of the current quarter. You can request a statement of your account activity at any time. Also, each time you invest, redeem, transfer or exchange shares, you will receive a confirmation of the transaction.

You will receive an annual report that includes audited financial statements for the fiscal year ended December 31. It will include a list of securities owned by each Fund on that date. You will also receive a semi-annual report that includes unaudited financial statements for the six months ended June 30. It will also include a list of securities owned by each Fund on that date.

You will receive a new Prospectus each year. The Statement of Additional Information is also revised each year. You can receive a Statement of Additional Information by request only.

Dividends & Capital Gains

Investment income generated by our Funds consists of dividends and capital gains. Substantially all of this income is distributed to our shareholders. As a shareholder, you can receive distributions of dividends and capital gains in one of three ways.

Your Distribution Options:

Reinvesting allows you to buy additional shares of the same Fund or any other Fund of your choice with the investment income generated by your current Fund.

Cash & Reinvesting allows you to choose either your dividends or your capital gains to be paid to you in cash. The other source of investment income will be reinvested in the same Fund or any other Fund of your choice.

All Cash allows you to have both dividends and capital gains paid to you in cash.

Unless you specify another option, we will reinvest all your dividends and capital gains distributions in additional shares of the same Fund from which it was earned.

How, When & At What Price

Distributions:

•	Are made on a per share basis to shareholders of record as of the distribution date of that Fund, regardless of how long the shares have been held.

•	Capital gains, if any, are generally distributed annually for all Funds.

•	If you buy shares just before or on a record date, you will pay the full price for the shares and then you will receive a portion of the price back as a taxable distribution.

Dividend Payment Schedules:

Fund	When It Pays

Premier Focus Fund	Annually

Premier Equity Fund	Annually

Premier Index Fund	Annually

Premier Growth Opportunities Fund	Annually

Premier Core Equity Fund	Annually

Premier Balanced Fund	Annually

Premier Bond Fund	Monthly

Premier Cash Reserve Fund	Monthly

Facts About The Premier Cash Reserve Fund:

•	Dividends on this Fund are determined daily but paid monthly.

•	You will begin earning Premier Cash Reserve dividends on the next business day after your purchase is effective.

•	You will earn dividends on the day you request redemption by telephone.

Federal Taxes And Your Fund Shares

Dividends and short term capital gains paid by a Fund will be taxable to its shareholders as ordinary income whether reinvested or paid in cash.

Long term capital gains distributions paid by a Fund will be taxable to its shareholders as long term capital gains, regardless of how long the shares have been held, whether reinvested or paid in cash.

28 }

Corporate dividends-received deduction To the extent that a Fund earns qualifying dividends, a portion of the dividends paid to its corporate shareholders may qualify for the corporate dividends-received deduction.

Annual tax reporting documentation After each calendar year, we will notify you of the amount and type of distributions you received from each Fund for Federal tax purposes.

For IRAs and pension plans, dividends and capital gains are reinvested and not taxed until you receive a qualified distribution.

Purchases just prior to distributions If you are planning to buy shares of a Fund just prior to its scheduled distribution of dividends or capital gains, please call 1-800-89-ASK-US for information on tax considerations before doing so. Purchasing shares at such times will result in a taxable event which you may wish to avoid.

Redemptions and exchanges of shares are taxable events which may represent gains or losses for you.

Tax Treatment of Pension and Retirement Savings Programs

Tax rules vary for participants and beneficiaries of these plans, including IRAs, depending on the terms and conditions of each plan. In general, distributions from these plans are taxed as ordinary income. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, such as:

a)	distributions prior to age 59 1/2 (subject to certain exceptions);

b)	distributions that do not conform to specified commencement and minimum distribution rules;

c)	aggregate distributions in excess of a specified annual amount; or

d)	other special circumstances.

Other Taxes

State and Local Taxes In addition to federal taxes, you may be subject to state and local taxes on payments received from the Funds.

Possible Partial Dividend Exemptions Depending on your state’s tax rules, a portion of dividends paid by a Fund that come from direct obligations of the U.S. Treasury and certain Federal agencies may be exempt from state and local taxes.

Your Tax Adviser Check with your own tax adviser regarding specific questions regarding Federal, state and local taxes.

Share Price

How Share Price Is Determined

The price at which shares are purchased or redeemed is the net asset value (NAV) that is next calculated following receipt of the order. The NAV is calculated by subtracting the Fund’s liabilities from its total assets and dividing the result by the total number of shares outstanding.

Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. When market quotations are not readily available or the Investment Adviser believes it is appropriate, securities and other assets are valued at fair value pursuant to procedures adopted by the Fund’s Board of Directors.

All securities held by the Transamerica Premier Cash Reserve Fund, and any short-term investments of the other Funds with maturities of 60 days or less at the time of purchase, are valued on the basis of amortized cost. Amortized cost requires constant amortization to maturity of any discount or premium, regardless of the effect of movements in interest rates.

When Share Price Is Determined

The net asset value of all Funds is determined only on days that the New York Stock Exchange (Exchange) is open.

Investments or redemption requests received before the close of business on the Exchange, usually 4:00 p.m. eastern time, receive the share price determined at the close of the Exchange that day. Investments and redemption requests received after the Exchange is closed receive the share price at the close of the Exchange the next day the Exchange is open. Investments and redemption requests by telephone are deemed received when the telephone call is received.

Distribution Plan

Each Fund makes payments according to a plan adopted to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees paid by each Fund’s shares are used to pay distribution and service fees to TSSC for the sale and distribution of the Funds’ shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. The annual 12b-1 fee is 0.25% of the average daily net assets of each Fund, except the Transamerica Premier Index and Cash Reserve Funds. The distribution fee for the Index

{ 29

and Cash Reserve Funds is 0.10%. These fees accrue daily and are based on an annual percentage of the daily average net assets.

Fund	12b-1 Fees

Premier Focus	0.35%

Premier Growth Opportunities	0.35%

Premier Equity	0.35%

Premier Core Equity	0.35%

Premier Index	0.35%

Premier Balanced	0.35%

Premier Bond	0.35%

Premier Cash Reserve	0.35%

The 12b-1 plan of distribution and related distribution contracts require the Funds to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. If TSSC’s expenses are more than its fees for any Fund, the Fund will not have to pay more than those fees. If TSSC’s expenses are less than the fees, it will keep the excess. The Funds will pay the distribution and service fees to TSSC until the distribution contracts are terminated or not renewed. In that event, TSSC’s expenses over and above any fees through the termination date will be TSSC’s sole responsibility and not the obligation of the Funds. The Funds’ Board of Directors will review the distribution plan, contracts and TSSC’s expenses.

From time to time, and for one or more Funds, the Distributor may waive all or any portion of these fees at its discretion.

Summary of Bond Ratings

Following is a summary of the grade indicators used by two of the most prominent, independent rating agencies (Moody’s Investors Service, Inc. and Standard & Poor’s Corporation) to rate the quality of bonds. The first four categories are generally considered investment quality bonds. Those below that level are of lower quality, commonly referred to as “junk bonds.”

Investment Grade	Moody’s	Standard & Poor’s

Highest quality	Aaa	AAA

High quality	Aa	AA

Upper medium	A	A

Medium, speculative features	Baa	BBB

Lower Quality

Moderately speculative	Ba	BB

Speculative	B	B

Very speculative	Caa	CCC

Very high risk	Ca	CC

Highest risk, may not be paying interest	C	C

In arrears or default	C	D

30 }

Financial Highlights

The following information is intended to help you understand the Funds’ financial performance since their inception. The total returns in the table represent the rate the investor would have earned (or lost) in that year on that Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent certified public accountants, covering the last five fiscal years ended December 31, 2002, 2001, 2000, 1999 and 1998. You should read this information along with the financial statements and accompanying notes in the annual report. You can get more information about the Funds’ performance in the annual report. See the back cover to find out how to get this report.

31 }

	Transamerica Premier Focus Fund (formerly Premier Aggressive Growth Fund)

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$13.76	$19.16	$33.49	$22.41	$17.55

Operations
Net investment loss[1]	(0.12)[a]	(0.16)[a]	(0.45)[a]	(0.37)[a]	(0.11)
Net realized and unrealized gain (loss) on investments	(3.77)	(4.44)	(4.31)	12.36	4.97

Total from investment operations	(3.89)	(4.60)	(4.76)	11.99	4.86

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	(0.80)	(9.57)	(0.91)	—

Total dividends/distributions	—	(0.80)	(9.57)	(0.91)	—

Net Asset Value
End of period	$9.87	$13.76	$19.16	$33.49	$22.41

Total Return[2]	(28.27% )	(24.03% )	(18.71% )	54.09%	27.69%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%	†
Before reimbursement/fee waiver	4.03%	7.19%	4.44%	8.63%	2091.85%	†
Net investment loss after reimbursement/fee waiver	(1.13% )	(0.99% )	(1.33% )	(1.43% )	(1.07%	)†
Portfolio turnover rate	43%	70%	65%	80%	32%
Net assets, end of period (in thousands)	$2,951	$605	$795	$778	$1

	Transamerica Premier Equity Fund

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$16.93	$20.62	$31.88	$24.79	$22.86

Operations
Net investment loss[3]	(0.13)[a]	(0.21)	(0.43)[a]	(0.37)[a]	(0.16)
Net realized and unrealized gain (loss) on investments	(4.03)	(3.48)	(3.40)	8.39	2.09

Total from investment operations	(4.16)	(3.69)	(3.83)	8.02	1.93

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	—	(7.43)	(0.93)	—

Total dividends/distributions	—	—	(7.43)	(0.93)	—

Net Asset Value
End of period	$12.77	$16.93	$20.62	$31.88	$24.79

Total Return[2]	(24.57% )	(17.90% )	(14.06% )	32.88%	8.44%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.60%	1.60%	1.60%	1.60%	1.60%	†
Before reimbursement/fee waiver	2.23%	7.32%	5.45%	18.56%	2133.52%	†
Net investment loss after reimbursement/fee waiver	(0.94% )	(1.23% )	(1.39% )	(1.33% )	(1.26%	)†
Portfolio turnover rate	34%	42%	40%	42%	59%
Net assets, end of period (in thousands)	$14,451	$598	$717	$530	$1

†	Annualized

*	Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.39), $(1.05), $(1.46), $(2.21) and $(221.25) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.

[3]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.21), $(1.18), $(1.84), $(5.01) and $(269.96) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment loss has been determined on the basis of the average number of shares outstanding during the period.

32 }

	Transamerica Premier Index Fund

	Class A

	Year Ended December 31, 2002[1]	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$16.34	$18.80	$21.37	$18.62	$17.59

Operations
Net investment income[2]	0.16 [a]	0.17	0.27 [a]	0.30 [a]	0.19
Net realized and unrealized gain (loss) on investments	(3.82)	(2.47)	(2.25)	3.45	1.39

Total from investment operations	(3.66)	(2.30)	(1.98)	3.75	1.58

Dividends/Distributions to Shareholders
Net investment income	(0.15)	(0.16)	(0.27)	(0.25)	(0.27)
Net realized gains on investments	—	—	(0.32)	(0.75)	(0.28)

Total dividends/distributions	(0.15)	(0.16)	(0.59)	(1.00)	(0.55)

Net Asset Value
End of period	$12.53	$16.34	$18.80	$21.37	$18.62

Total Return [3]	(22.41% )	(12.25% )	(9.33% )	20.31%	8.94%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.50%	0.50%	0.50%	0.50%	0.50%	†
Before reimbursement/fee waiver	6.76%	6.17%	6.05%	8.67%	2141.94%	†
Net investment income after reimbursement/fee waiver	1.08%	1.02%	1.30%	1.47%	2.04%	†
Portfolio turnover rate	13% [b]	14%	18%	22%	32%
Net assets, end of period (in thousands)	$460	$677	$713	$524	$1

	Transamerica Premier Growth Opportunities Fund

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$15.45	$20.68	$38.87	$21.99	$17.20

Operations
Net investment loss[4]	(0.16)[a]	(0.18)[a]	(0.52)[a]	(0.35)[a]	(0.08)
Net realized and unrealized gain (loss) on investments	(2.71)	(4.39)	(7.68)	20.27	4.87

Total from investment operations	(2.87)	(4.57)	(8.20)	19.92	4.79

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	—
Net realized gains on investments	—	(0.66)	(9.99)	(3.04)	—

Total dividends/distributions	—	(0.66)	(9.99)	(3.04)	—

Net Asset Value
End of period	$12.58	$15.45	$20.68	$38.87	$21.99

Total Return[3]	(18.58% )	(22.12% )	(26.21% )	93.63%	27.85%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.50%	1.50%	1.50%	1.50%	1.50%	†
Before reimbursement/fee waiver	3.93%	7.11%	4.27%	9.86%	2146.03%	†
Net investment loss after reimbursement/fee waiver	(1.18% )	(1.18% )	(1.33% )	(1.26% )	(0.79%	)†
Portfolio turnover rate	37%	55%	78%	50%	26%
Net assets, end of period (in thousands)	$2,973	$680	$1,104	$1,062	$1

†	Annualized
*	Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.
[1]	The per share amounts and percentages reflect income accrued and expenses incurred by the Fund through November 11, 2002, combined with per share amounts and percentages reflect income accrued and expenses incurred assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio (the “Portfolio”).
[2]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 3). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.75), $(0.79), $(0.89), $(1.36) and $(203.55) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
[3]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.
[4]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.50), $(1.06), $(1.63), $(2.65) and $(212.68) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.
[b]	Portfolio turnover rate shown represents that of the Portfolio at December 31, 2002. The portfolio turnover rate of the Fund for the period from January 1, 2002 through November 11, 2002 (“Conversion Date”) was 12%.

{ 33

	Transamerica Premier Core Equity Fund

	Class A
	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$11.06	$12.09	$11.35	$10.59	$9.71

Operations
Net investment loss[1]	(0.02)[a]	(0.12)[a]	(0.12)[a]	(0.11)[a]	(0.02)
Net realized and unrealized gain (loss) on investments	(2.20)	(0.87)	1.33	0.87	0.92

Total from investment operations	(2.22)	(0.99)	1.21	0.76	0.90

Dividends/Distributions to Shareholders
Net investment income	—	—	—	—	(0.02)
Net realized gains on investments	—	(0.04)	(0.47)	—	—

Total dividends/distributions	—	(0.04)	(0.47)	—	(0.02)

Net Asset Value
End of period	$8.84	$11.06	$12.09	$11.35	$10.59

Total Return[2]	(20.07% )	(8.20% )	10.65%	7.18%	9.31%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.30%	1.30%	1.30%	1.30%	1.30%	†
Before reimbursement/fee waiver	4.91%	16.31%	18.44%	67.64%	2533.76%	†
Net investment loss after reimbursement/fee waiver	(0.19% )	(1.01% )	(0.93% )	(0.99% )	(0.42%	)†
Portfolio turnover rate	72%	61%	52%	87%	72%
Net assets, end of period (in thousands)	$2,276	$264	$224	$87	$1

	Transamerica Premier Balanced Fund

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$18.68	$20.06	$20.47	$19.25	$17.99

Operations
Net investment income[3]	0.28 [4,a]	0.28 [4]	0.35 [a]	0.33 [a]	0.18
Net realized and unrealized gain (loss) on investments	(2.09)	(1.38)	1.60	2.39	1.87

Total from investment operations	(1.81)	(1.10)	1.95	2.72	2.05

Dividends/Distributions to Shareholders
Net investment income	(0.32)	(0.24)	(0.22)	(0.35)	(0.17)
Net realized gains on investments	—	(0.04)	(2.14)	(1.15)	(0.62)

Total dividends/distributions	(0.32)	(0.28)	(2.36)	(1.50)	(0.79)

Net Asset Value
End of period	$16.55	$18.68	$20.06	$20.47	$19.25

Total Return[2]	(9.69% )	(5.51% )	9.57%	14.48%	11.41%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.55%	1.55%	1.55%	1.55%	1.55%	†
Before reimbursement/fee waiver	2.53%	10.47%	10.25%	17.18%	2068.27%	†
Net investment income after reimbursement/fee waiver	1.61% [3]	1.41% [3]	1.57%	1.65%	1.73%	†
Portfolio turnover rate	57%	77%	96%	61%	32%
Net assets, end of period (in thousands)	$7,828	$423	$398	$339	$1

†	Annualized

*	Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.

[1]	Net investment loss is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment loss per share would have been $(0.37), $(1.84), $(2.29), $(7.21) and $(116.09) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.

[3]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.11, $(1.32), $(1.58), $(2.79) and $(214.50) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[4]	If the Fund had not adopted the provisions of the AICPA Guide for Investment Companies, net investment income per share would have been $0.29 and $0.27, and the ratio of net investment income to average net assets would have been 1.71% and 1.54% for the years ended December 31, 2002 and 2001, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

34 }

Financial Highlights (concluded)

	Transamerica Premier Bond Fund

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$9.97	$9.86	$9.73	$10.40	$10.32

Operations
Net investment income[1]	0.47 [3,a]	0.56 [3]	0.62	0.55	0.29
Net realized and unrealized gain (loss) on investments	(0.87)	0.32	0.12	(0.57)	0.19

Total from investment operations	(0.40)	0.88	0.74	(0.02)	0.48

Dividends/Distributions to Shareholders
Net investment income	(0.48)	(0.56)	(0.61)	(0.58)	(0.29)
Net realized gains on investments	(0.04)	(0.21)	—	(0.07)	(0.11)

Total dividends/distributions	(0.52)	(0.77)	(0.61)	(0.65)	(0.40)

Net Asset Value
End of period	$9.05	$9.97	$9.86	$9.73	$10.40

Total Return[2]	(3.90% )	9.15%	7.89%	(0.22% )	4.80%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	1.40%	1.40%	1.40%	1.40%	1.40%	†
Before reimbursement/fee waiver	2.89%	13.28%	16.72%	26.13%	2353.12%	†
Net investment income after reimbursement/fee waiver	5.19% [3]	5.25% [3]	6.32%	5.82%	5.66%	†
Portfolio turnover rate	258%	442%	461%	301%	165%
Net assets, end of period (in thousands)	$4,356	$311	$261	$145	$1

	Transamerica Premier Cash Reserve Fund

	Class A

	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000	Year Ended December 31, 1999	Period Ended December 31, 1998*

Net Asset Value
Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Operations
Net investment income[4]	0.01	0.04	0.06	0.05	0.02
Net realized and unrealized gain (loss) on investments	—	—	—	—	—

Total from investment operations	0.01	0.04	0.06	0.05	0.02
Dividends/Distributions to Shareholders
Net investment income	(0.01)	(0.04)	(0.06)	(0.05)	(0.02)
Net realized gains on investments	—	—	—	—	—

Total dividends/distributions	(0.01)	(0.04)	(0.06)	(0.05)	(0.02)

Net Asset Value
End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.27%	3.76%	5.97%	4.68%	2.50%

Ratios and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver	0.60%	0.60%	0.60%	0.60%	0.60%	†
Before reimbursement/fee waiver	2.96%	3.02%	2.98%	4.78%	2413.01%	†
Net investment income after reimbursement/fee waiver	1.28%	3.65%	5.84%	4.58%	4.85%	†
Net assets, end of period (in thousands)	$1,207	$1,658	$1,286	$819	$1

†	Annualized

*	Inception (Class A) — June 30, 1998; fund commenced operations on July 1, 1998.

[1]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $0.34, $(0.66), $(0.88), $(1.77) and $(120.85) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[2]	Total return represents aggregate total return for the period indicated and is not annualized for periods less than one year. Performance shown does not include effects of any sales charges.

[3]	If the Fund had not adopted the provisions of the AICPA Guide for Investment Companies, net investment income per share would have been $0.48 and $0.56, and the ratio of net investment income to average net assets would have been 5.25% and 5.45% for the years ended December 31, 2002 and 2001, respectively.

[4]	Net investment income is after waiver of fees by the Adviser and reimbursement of certain expenses by the Administrator (Note 2). If the Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.01), $0.01, $0.03, $0.00 and $(12.31) for the periods ended December 31, 2002, 2001, 2000, 1999 and 1998, respectively.

[a]	Per share net investment income has been determined on the basis of the average number of shares outstanding during the period.

{ 35

Additional Information and Assistance

This prospectus is intended for use with a defined benefit or other employer sponsored retirement plan. You may get more information, at no change, about these Funds by requesting the following:

Annual and Semi-Annual Report

These reports describe the Fund’s performance and list their portfolio holdings and financial condition. They also discuss the market conditions and the portfolio managers’ strategies that significantly affected the Funds’ performance during the covered period.

Statement of Additional Information (SAI)

This document gives additional information about the Funds. The SAI was filed with the Securities and Exchange Commission (SEC) and incorporated by reference as part of the prospectus. You can obtain a copy of the SAI by requesting it from us.

To Obtain Information from Transamerica Premier Funds

•	Call 1-800-89-ASK-US (1-800-892-7587)

•	Option 1: to request annual/semi-annual report, statement of additional information, and other literature; and to ask questions about the Funds

•	Option 2: PremierQuote, automated information and transactions available 24 hours, 7 days a week

•	Option 3: shareholder service representative.

•	Write to Transamerica Premier Funds, P.O. Box 55232, Boston, Massachusetts 02205-8530.

•	E-mail us at PremierFunds@Transamerica.com.

•	Visit our web site at transamericafunds.com.

To Obtain Information from Transamerica Premier Funds (Premier Plan Participants)

•	Call 1-866-498-4557

•	Write to Transamerica Premier Funds

Retirement Services Premier Plan

1150 South Olive Street, T-08-03

Los Angeles, CA 90015

To Obtain Information from the SEC

•	Visit the SEC, Public Reference Room, Washington, D.C. to review or copy the prospectus and SAI

•	Call 1-800-SEC-0330

•	Visit the SEC’s Internet web site at http://www.sec.gov

•	Write to Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009 for copies of these documents (requires you to pay a duplicating fee)

SEC file number: 811-9216

Transamerica Securities Sales Corporation, Distributor

TRS-892-0503

PART C

Other Information

Item 23.    Exhibits

(a)	Form of Articles Supplementary of Transamerica Investors, Inc. 1/5/6/12/13

(b)	Amended Bylaws of Transamerica Investors, Inc. 2/5/17

(c)	Instruments defining Rights of Security Holders: N/A

(d)	Form of Investment Advisory and Administrative Services Agreement between Transamerica Investors, Inc. and Transamerica Investment Services, Inc. 2/5/13/17

(e)	Form of Distribution Agreement between Transamerica Investors Inc., and Transamerica Securities Sales Corporation (“TSSC”) 2/13/17

(f)	Bonus and Profit Sharing: N/A

(g)	Form of Custodian Agreement between Transamerica Investors, Inc. and State Street Bank and Trust Company. 2/

Form of Sub-Custodian Agreement between State Street Bank and Trust Company and State Street London Limited. 2/

Form of Disclosure Statement and Custodial Account Agreement for Transamerica Investors IRA. 2/

(h)	Other Material Agreements:

Form of Selling Agreement between TSSC and Transamerica Financial Resources, Inc.2/

Form of Operating Agreement between Transamerica Investors, Inc. and Charles Schwab & Co.2/

Transfer Agency Agreement between Transamerica Investors, Inc. and Boston Financial Data Services.2/

Subscription Agreement. 2/

(i)	Opinion and Consent of Counsel. 6/

(j)	Auditors Consent. 15/16/17/18/

(k)	No financial statements are omitted from Item 22.

(l)	Initial Capital Agreements: N/A

(m)	(i) Form of Plan of Distribution Pursuant to Rule 12b-1.2/ 17

(a) Investor Shares.
(1) Transamerica Premier Equity Fund
(2) Transamerica Premier Index Fund
(3) Transamerica Premier Bond Fund
(4) Transamerica Premier Balanced Fund
(5) Transamerica Premier Short-Term Government Fund

			(6)	Transamerica Premier Cash Reserve Fund

		(b)	Adviser Shares.
			(1)	Transamerica Premier Equity Fund
			(2)	Transamerica Premier Index Fund
			(3)	Transamerica Premier Bond Fund
			(4)	Transamerica Premier Balanced Fund
			(5)	Transamerica Premier Short-Term Government Fund
			(6)	Transamerica Premier Cash Reserve Fund

	(ii)	Premier Aggressive Growth Fund 5/
Premier Small Company Fund 5/
	(iii)	Premier High Yield Bond Fund (11)
	(iv)	Premier Value Fund 13/

		(c)	Class A Shares:13/17
			(1)	Transamerica Premier Equity Fund
			(2)	Transamerica Premier Index Fund
			(3)	Transamerica Premier Bond Fund
			(4)	Transamerica Premier Balanced Fund
			(5)	Transamerica Premier Cash Reserve Fund
			(6)	Premier Aggressive Growth Fund
			(7)	Premier Small Company Fund
			(8)	Premier High Yield Bond Fund
			(9)	Premier Value Fund

		(d)	Class M Shares:13/17
			(2)	Transamerica Premier Equity Fund
			(2)	Transamerica Premier Index Fund
			(3)	Transamerica Premier Bond Fund
			(4)	Transamerica Premier Balanced Fund
			(5)	Transamerica Premier Cash Reserve Fund
			(10)	Premier Aggressive Growth Fund
			(11)	Premier Small Company Fund
			(12)	Premier High Yield Bond Fund
			(13)	Premier Value Fund

(n)	Financial Data Schedule. 6/12

(o)	Form of Multi-Class Plan Pursuant to Rule 18f-3. 2/13

(p)	Powers of Attorney. 2/5/17

1/	Filed with initial registration statement on April 3, 1995.

2/	Filed with Pre-Effective Amendment No. 1 to this registration statement on August 29, 1995.

3/	Filed with Pre-Effective Amendment No. 2 to this registration statement on September 18, 1995.

4/	Filed with Post-Effective Amendment No. 1 to this registration statement on April 2, 1996.

5/	Filed with Post-Effective Amendment No. 2 to this registration statement on April 11, 1997.

6/      Filed with Post-Effective Amendment No. 3 to this registration statement on April 28, 1997.

7/      Filed with Post-Effective Amendment No. 4 to this registration statement on June 26, 1997.

8/      Filed with Post-Effective Amendment No. 5 to this registration statement on July 1, 1997.

9/      Filed with Post-Effective Amendment No. 6 to this registration statement on December 31, 1997.

10/    Filed with Post-Effective Amendment No. 7 to this registration statement on January 14, 1998.

11/    Filed with Post-Effective Amendment No. 8 to this registration statement on February 3, 1998.

12/    Filed with Post-Effective Amendment No. 9 to this registration statement on March 31, 1998.

13/    Filed with Post-Effective Amendment No. 10 to this registration statement on April 29, 1998.

14/    Filed with Post-Effective Amendment No. 11 to this registration statement on June 24, 1998.

15/    Filed with Post-Effective Amendment No. 12 to this registration statement on December 30, 1998.

16/    Filed with Post-Effective Amendment No. 14 to this registration statement on April 13, 1999.

17/    Filed with Post-Effective Amendment No. 15 to this registration statement on April 28, 2000.

18/    Filed with Post-Effective Amendment No. 16 to this registration statement on April 20, 2001.

Item 24.    Person Controlled by or Under Common Control With the Registrant.

The Registrant, Transamerica Investors, Inc., is controlled by Transamerica Occidental Life Insurance Company (“Transamerica Occidental”), a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which, in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

The following charts indicate the persons controlled by or under common control with Transamerica Corporation and AEGON N.V.

The following chart indicates the persons controlled by or under common control with Transamerica.

AEGON U.S. Holding Corporation (DE) (100%)

CORPA Reinsurance Company (NY) (100%)

AEGON Management Company (IN) (100%)

Short Hills Management Company (NJ) (100%)

AEGON U.S. Corporation (IA) (100%)

Commonwealth General Corporation and subsidiaries (DE) (100%)

AEGON USA, Inc. (IA) (100%)

RCC North America LLC (DE) (100%)

Transamerica Holding Company, L.L.C. (DE) (100%)

Veterans Life Insurance Company (IL) (100%)

Peoples Benefit Services, Inc. (PA) (100%)

Transamerica Life Insurance Company (IA) (100%)

Professional Life & Annuity Insurance Company (AZ) (100%)

AEGON Financial Services Group, Inc. (MN) (100%)

AEGON Assignment Corporation of Kentucky (KY) (100%)

AEGON Assignment Corporation (IL) (100%)

Transamerica Financial Institutions, Inc. (MN) (100%)

AEGON Funding Corp. (DE) (100%)

AEGON USA Investment Management, LLC (IA) (100%)

First AUSA Life Insurance Company — insurance holding co. (MD) (100%)

AUSA Life Insurance Company, Inc. — insurance (NY) (100%)

United Financial Services, Inc. (MD) (100%)

Monumental General Casualty Company (MD) (100%)

Bankers Financial Life Insurance Company (AZ) (100%)

The Whitestone Corporation (MD) (100%)

Cadet Holding Corp. (IA) (100%)

Monumental General Life Insurance Co. of Puerto Rico (PR) (51%)

Iowa Fidelity Life Insurance Company (AZ) (100%)

Southwest Equity Life Insurance Company (AZ) (100%)

Life Investors Insurance Company of America — insurance (IA) (100%)

Apple Partners of Iowa, L.L.C. (IA) (100%)

Life Investors Alliance LLC (DE) (100%)

Western Reserve Life Assurance Co. of Ohio — insurance (OH) (100%)

WRL Insurance Agency, Inc. (CA) (100%)

WRL Insurance Agency of Alabama, Inc. (AL) (100%)

WRL Insurance Agency of Massachusetts, Inc. (MA) (100%)

WRL Insurance Agency of Nevada, Inc. (NV) (100%

WRL Insurance Agency of Wyoming, Inc. (WY) (100%)

AEGON Equity Group, Inc. (FL) (100%)

AEGON/Transamerica Fund Services, Inc. — transfer agent (FL) (100%)

AEGON/Transamerica Fund Advisers, Inc. — investment adviser (FL) (100%)

World Financial Group Insurance Agency, Inc. (CA) (100%)

World Financial Group Insurance Agency of Alabama, Inc. (AL) (100%)

World Financial Group Insurance Agency of Hawaii, Inc. (HI) (100%)

World Financial Group Insurance Agency of Massachusetts, Inc. (MA) (100%)

World Financial Group Insurance Agency of Nevada, Inc. (NV) (100%)

World Financial Group Insurance Agency of New Mexico (NM) (100%)

World Financial Group Insurance Agency of Wyoming, Inc. (WY) (100%)

WFG Property & Casualty Insurance Agency, Inc. (GA) (100%)

WFG Property & Casualty Insurance Agency of Alabama, Inc. (AL) (100%)

WFG Property & Casualty Insurance Agency of California, Inc. (CA) (100%)

WFG Property & Casualty Insurance Agency of of Mississippi, Inc. (MS) (100%)

WFG Property & Casualty Insurance Agency of Nevada, Inc. (NV) (100%)

WFG Property & Casualty Insurance Agency of Wyoming, Inc. (WY) (100%)

AUSA Holding Company — holding company (MD) (100%)

AEGON USA Investment Management, Inc. — investment adviser (IA) (100%)

AEGON USA Securities, Inc. — brokerdealer (IA) (100%)

Transamerica Capital, Inc. (CA) (100%)

Universal Benefits Corporation — third party administrator (IA) (100%)

Roundit, Inc. (MD) (50%)

Long, Miller & Associates, L.L.C. (CA) (33-1/3%)

Diversified Investment Advisors, Inc. — investment adviser (DE) (100%)

Diversified Investors Securities Corp. — broker-dealer (DE) (100%)

George Beram & Company, Inc. (MA) (100%)

Creditor Resources, Inc. — credit insurance (MI) (100%)

Premier Solutions Group, Inc. (MD) (100%)

CRC Creditor Resources Canadian Dealer Network Inc. — insurance agency (Canada) 100%)

Money Services, Inc. — financial counseling for employees and agents of affiliated companies (DE) (100%)

ORBA Insurance Services, Inc. (CA) (40.15%)

ADB Corporation, L.LC. (DE) (100%)

AEGON USA Travel and Conference Services, LLC (IA) (100%)

Great Companies, L.L.C. (IA) (30%)

Zahorik Company, Inc. — broker-dealer (CA) (100%)

ZCI, Inc. (AL) (100%)

Zahorik Texas, Inc. (TX) (100%)

Monumental General Insurance Group, Inc. — holding company (MD) (100%)

Monumental General Mass Marketing, Inc. — marketing (MD) (100%)

Trip Mate Insurance Agency, Inc. (KS) (100%)

Monumental General Administrators, Inc. (MD) (100%)

National Association Management and Consultant Services, Inc. (MD) (100%)

AEGON Asset Management Services, Inc. (DE) (100%)

World Group Securities, Inc. (DE) (100%)

World Financial Group, Inc. (DE) (100%)

InterSecurities, Inc. — broker-dealer (DE) (100%)

Idex Investor Services, Inc. — shareholder services (FL) (100%)

Idex Management, Inc. — investment adviser (DE) (100%)

AEGON USA Realty Advisors Inc. — real estate investment services (IA) (100%)

QSC Holding, Inc. (DE) (100%)

Realty Information Systems, Inc. — information systems for real estate investment management (IA) (100%)

AEGON USA Real Estate Services, Inc. (DE) (100%)

Item 25.    Indemnification

Transamerica Investors’ Bylaws provide in Article VII as follows:

Section 1.    OFFICERS, DIRECTORS, EMPLOYEES, AGENTS AND OTHERS.    The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)    Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation’s request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Director, Officer, employee or agent of the Corporation or of another employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him or her in the settlement thereof.

(b)    The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)    No indemnification shall be provided hereunder to a Director, Officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, active and deliberate dishonesty, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(d)    The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee or agent and shall insure to the benefit of the heirs, executors and administrators of such a person.

(e)    In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Section 1, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made: (1) by a majority vote of a quorum of non-party Directors who are not “interested persons” of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940; (2) by independent legal counsel approved by the Board of Directors in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence or reckless disregard of duties; or (3) by the shareholders.

(f)    The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding by an Officer, Director, or controlling person of the Corporation in advance of the final disposition of the proceeding (upon receipt by the Corporation of: (a) a written affirmation by the Officer, Director, or controlling person of the Corporation of that person’s good faith belief that the standard of conduct necessary for indemnification by the Corporation as authorized in the Maryland General Corporation Law has been met; and (b) a written undertaking by or on behalf of such person to repay the amount if it shall ultimately be determined that the standard of conduct as stated above has not been met) will not be made absent the fulfillment of at least one of the following conditions: (1) the Corporation is insured against losses arising by reason of any lawful advances; or (2) a majority of a quorum of disinterested, non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Transamerica Investors, Inc. are covered under a Directors and Officers liability program which includes direct coverage to directors and officers and corporate reimbursement to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term “loss” means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $5,000,000 6/01/00 to 6/01/01. The primary policy under the program is with ICI Mutual Insurance Company.

Item 26.    Business and Other Connections of the Investment Adviser:

Transamerica Investment Management, LLC (“TIM”) is a registered investment adviser. TIM is controlled by Transamerica Investment Services, a registered investment adviser, which in turn is a wholly-owned subsidiary of Transamerica Corporation, a subsidiary of AEGON N.V.

Information as to the officers and directors of the Adviser is included in its Form ADV last filed (April 16, 2003) with the Securities and Exchange Commission (registration number 801-57089) and is incorporated herein by reference.

Item 27.    Principal Underwriter

(a)    Transamerica Securities Sales Corporation (“TSSC”) serves as the principal underwriter of shares of the Funds.

(b)    TSSC is the principal underwriter for the Registrant. Set forth below is a list of the directors and officers of TSSC and their positions with the Registrant.

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS AND OFFICE WITH TSSC	POSITIONS WITH REGISTRANT
Sandra C. Brown	Director and President
George Chuang	Director, Vice President and Treasurer
Christopher Shaw	Vice President, Secretary and Chief Compliance Officer

*	The principal business address for each officer and director is 1150 South Olive, Los Angeles, CA 90015.

Item 28.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the offices of:

Registrant, located at 1150 South Olive, Los Angeles, California 90015-2211; State Street Bank and Trust Company, Registrant’s custodian, located at 225 Franklin Street, Boston, Massachusetts 02110; and Boston Financial Data Services, Inc., a subsidiary of State Street, located at 2 Heritage Drive, Quincy, Massachusetts 02171.

Item 29.    Management Services

All management contracts are discussed in Parts A or B.

Items 30.    Undertakings

(a)    Not Applicable.

(b)    Registrant undertakes that it will file a post-effective amendment, using financial statements of a reasonably current date which need not be certified, within four to six months from the commencement of operations of the Funds.

(c)    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its most recent annual report to shareholders, upon request and without charge.

(d)    Registrant hereby undertakes to call for a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the directors if requested to do so by the holders of at least 10% of a Fund’s outstanding shares, and to assist in communication with other shareholders as required by Section 16(c).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Investors, Inc. certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 30th day of April, 2003.

TRANSAMERICA INVESTORS, INC.

By:	/s/ GARY U. ROLLE’
Gary U. Rolle, Chairman and President*

As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signatures	Titles	Date

* Gary U. Rolle’	Chairman of the Board and President	April 30, 2003

* E. Lake Setzler	Treasurer	April 30, 2003

* Sidney E. Harris	Director	April 30, 2003

* Charles C. Reed	Director	April 30, 2003

* Carl R. Terzian	Director	April 30, 2003

By:	/s/ GARY U. ROLLE’

On April 30, 2003 as Attorney-in-Fact pursuant to powers of attorney filed herewith.

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Registration Statement on Form N-1A of the Transamerica Investors, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on April 30, 2003. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ KATHLEEN CUOCOLO
Kathleen Cuocolo President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on April 30, 2003. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ KATHLEEN CUOCOLO Kathleen Cuocolo	President (Principal Executive Officer), State Street Master Funds

/s/ JANINE COHEN Janine Cohen	Treasurer (Principal Accounting Officer), State Street Master Funds

/s/ WILLIAM L. BOYAN* William L. Boyan	Trustee, State Street Master Funds

/s/ MICHAEL F. HOLLAND* Michael F. Holland	Trustee, State Street Master Funds

/s/ RINA K. SPENCE* Rina K. Spence	Trustee, State Street Master Funds

/s/ DOUGLAS T. WILLIAMS* Douglas T. Williams	Trustee, State Street Master Funds

*By:	/s/ JULIE A. TEDESCO Julie A. Tedesco
as Attorney-in-Fact pursuant to Powers of Attorney